American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
May 31, 2025

Avantis International Equity Fund - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 6.3%
29Metals Ltd.(1)(2)	18,383	2,363
Accent Group Ltd.	11,453	14,023
Adairs Ltd.(2)	13,144	23,057
Aeris Resources Ltd.(1)(2)	42,009	4,614
AGL Energy Ltd.	6,468	42,341
Alkane Resources Ltd.(1)(2)	15,781	7,858
Alliance Aviation Services Ltd.(1)	1,918	3,150
ALS Ltd.	3,419	35,410
Amotiv Ltd.	2,813	14,355
AMP Ltd.	105,215	84,741
Amplitude Energy Ltd.(1)(2)	77,024	9,684
Ampol Ltd.	6,760	111,254
Ansell Ltd.	814	16,554
ANZ Group Holdings Ltd.	36,736	687,449
APA Group	15,429	82,444
Appen Ltd.(1)(2)	340	263
Aristocrat Leisure Ltd.	5,719	229,804
ARN Media Ltd.	1,854	633
ASX Ltd.(2)	1,086	49,898
Atlas Arteria Ltd.	11,695	40,037
Aurelia Metals Ltd.(1)	47,081	9,105
Aurizon Holdings Ltd.	61,698	117,329
Austal Ltd.(1)	18,666	66,436
Australian Agricultural Co. Ltd.(1)	2,182	1,941
Australian Clinical Labs Ltd.	1,433	2,629
Australian Ethical Investment Ltd.	906	3,443
Australian Finance Group Ltd.(2)	3,111	4,410
Baby Bunting Group Ltd.(1)	1,932	2,154
Bank of Queensland Ltd.	24,284	122,266
Bapcor Ltd.	7,332	24,711
Beach Energy Ltd.	81,937	71,015
Bega Cheese Ltd.	7,118	24,997
Bendigo & Adelaide Bank Ltd.	13,647	105,398
BHP Group Ltd., ADR(2)	26,592	1,302,742
BlueScope Steel Ltd.	15,101	221,666
Brambles Ltd.	36,024	538,856
Bravura Solutions Ltd.	19,562	32,205
Breville Group Ltd.(2)	1,595	30,041
Brickworks Ltd.(2)	1,087	19,268
Capricorn Metals Ltd.(1)	15,040	95,116
CAR Group Ltd.	3,074	70,448
Catalyst Metals Ltd.(1)	12,702	52,970
Catapult Group International Ltd.(1)	8,738	32,937
Cedar Woods Properties Ltd.	1,766	7,395
Cettire Ltd.(1)(2)	10,014	2,548
Challenger Ltd.	24,834	121,856
Champion Iron Ltd.(2)	15,914	44,455
Cleanaway Waste Management Ltd.	4,609	8,352
Coast Entertainment Holdings Ltd.(1)	1,272	340

Cochlear Ltd.	509	89,000
Codan Ltd.	230	2,667
Coles Group Ltd.	30,405	423,454
Collins Foods Ltd.	1,103	5,521
Commonwealth Bank of Australia	13,128	1,489,619
Computershare Ltd.	10,130	262,274
Coronado Global Resources, Inc.	22,324	1,582
Credit Corp. Group Ltd.(2)	1,437	12,707
CSL Ltd.	1,931	308,130
Data#3 Ltd.	4,409	21,112
Deep Yellow Ltd.(1)(2)	23,459	20,356
Deterra Royalties Ltd.	20,705	50,700
Domino's Pizza Enterprises Ltd.	834	12,602
Dyno Nobel Ltd.	37,058	64,006
Elders Ltd.	5,267	21,387
Emeco Holdings Ltd.(1)(2)	5,966	2,846
Emerald Resources NL(1)	26,176	80,551
Endeavour Group Ltd.	27,982	73,447
Evolution Mining Ltd.	85,743	492,305
EVT Ltd.	5,522	57,790
FleetPartners Group Ltd.(1)(2)	5,402	10,331
Flight Centre Travel Group Ltd.	1,652	14,153
Fortescue Ltd.	26,120	259,862
Genesis Minerals Ltd.(1)	18,534	56,791
Gold Road Resources Ltd.	50,109	110,303
GrainCorp Ltd., A Shares	14,695	72,738
Grange Resources Ltd.	38,316	4,697
GWA Group Ltd.	2,433	3,607
Hansen Technologies Ltd.	2,687	8,839
Harvey Norman Holdings Ltd.	25,322	85,509
Healius Ltd.	2,245	1,266
Helia Group Ltd.	19,452	65,221
HUB24 Ltd.	1,022	55,108
Humm Group Ltd.	743	218
IDP Education Ltd.(2)	2,177	10,951
IGO Ltd.(2)	10,398	26,031
Iluka Resources Ltd.	11,247	26,616
Imdex Ltd.	11,942	21,924
Infomedia Ltd.	4,782	3,725
Inghams Group Ltd.	13,930	33,664
Insurance Australia Group Ltd.	45,105	251,223
James Hardie Industries PLC(1)	13,922	320,303
JB Hi-Fi Ltd.	3,824	265,659
Johns Lyng Group Ltd.(2)	4,602	7,567
Judo Capital Holdings Ltd.(1)	27,847	25,583
Jumbo Interactive Ltd.	936	5,913
Jupiter Mines Ltd.(2)	20,273	2,743
Karoon Energy Ltd.	50,463	54,145
Lendlease Corp. Ltd.	13,960	52,539
Leo Lithium Ltd.(2)	33,200	214
Lifestyle Communities Ltd.	1,709	7,546
Lovisa Holdings Ltd.(2)	2,065	39,046
Lynas Rare Earths Ltd.(1)(2)	10,025	51,548
Maas Group Holdings Ltd.(2)	6,414	16,954
MAC Copper Ltd.(1)	1,631	20,113

MAC Copper Ltd., Class A(1)	3,264	39,690
Macmahon Holdings Ltd.	6,093	1,162
Macquarie Group Ltd.	2,946	406,402
Magellan Financial Group Ltd.	11,176	60,296
Mayne Pharma Group Ltd.(1)(2)	2,120	6,753
McMillan Shakespeare Ltd.	2,289	23,036
Medibank Pvt Ltd.	110,559	339,768
Metals X Ltd.(1)	46,533	15,897
Metcash Ltd.	32,632	71,102
Mineral Resources Ltd.(1)(2)	4,859	69,468
Monadelphous Group Ltd.	5,760	64,052
Mount Gibson Iron Ltd.(1)	15,532	2,905
Myer Holdings Ltd.	55,715	24,785
MyState Ltd.	613	1,620
National Australia Bank Ltd.	32,113	785,871
Netwealth Group Ltd.	4,015	82,903
New Hope Corp. Ltd.	28,128	67,426
NEXTDC Ltd.(1)(2)	4,488	37,969
nib holdings Ltd.	15,340	66,495
Nick Scali Ltd.(2)	4,213	51,915
Nickel Industries Ltd.	65,572	28,947
Nine Entertainment Co. Holdings Ltd.	80,268	83,635
Northern Star Resources Ltd.	31,528	428,740
NRW Holdings Ltd.	21,026	37,948
Nufarm Ltd.(1)	19,284	29,622
OFX Group Ltd.(1)(2)	3,710	1,723
Omni Bridgeway Ltd.(1)(2)	6,182	6,097
oOh!media Ltd.	5,524	5,972
Ora Banda Mining Ltd.(1)	81,137	60,319
Orica Ltd.	16,148	195,620
Origin Energy Ltd.	37,047	258,486
Pacific Current Group Ltd.(2)	220	1,582
Paladin Energy Ltd.(1)	1,291	5,108
Pantoro Gold Ltd.(1)(2)	20,228	44,646
Peet Ltd.(2)	1,161	1,198
Perenti Ltd.	59,823	60,766
Perpetual Ltd.	2,367	27,008
Perseus Mining Ltd.	58,475	147,597
PEXA Group Ltd.(1)	1,176	9,623
Pilbara Minerals Ltd.(1)(2)	87,326	69,826
Platinum Asset Management Ltd.(2)	17,853	6,329
Premier Investments Ltd.	2,657	35,013
Pro Medicus Ltd.	1,033	187,281
PWR Holdings Ltd.	1,505	6,491
Qantas Airways Ltd.	10,546	72,073
QBE Insurance Group Ltd.	33,489	500,264
Qube Holdings Ltd.	39,527	108,022
Ramelius Resources Ltd.	60,479	113,049
Ramsay Health Care Ltd.	1,299	32,074
REA Group Ltd.(2)	612	94,533
Reece Ltd.(2)	610	6,155
Regis Resources Ltd.(1)	50,280	165,223
Reliance Worldwide Corp. Ltd.	12,146	34,520
Resimac Group Ltd.	2,359	1,292
Resolute Mining Ltd.(1)	111,229	45,454

Ridley Corp. Ltd.	11,048	19,225
Rio Tinto Ltd.	4,758	346,006
Sandfire Resources Ltd.(1)	16,560	123,300
Santos Ltd.	76,932	326,760
SEEK Ltd.(2)	1,698	26,593
Select Harvests Ltd.(1)	1,691	5,077
Seven West Media Ltd.(1)	35,885	3,814
SGH Ltd.	4,190	137,018
Silex Systems Ltd.(1)(2)	5,455	12,671
Sims Ltd.	8,726	85,149
SiteMinder Ltd.(1)	7,630	22,615
SmartGroup Corp. Ltd.	213	1,001
Solvar Ltd.(2)	3,577	3,794
Sonic Healthcare Ltd.	6,932	119,232
South32 Ltd.	127,795	251,965
Southern Cross Media Group Ltd.(1)	4,053	1,761
SRG Global Ltd.	27,622	26,803
St Barbara Ltd.(1)	9,352	2,004
Stanmore Resources Ltd.	13,354	16,860
Star Entertainment Group Ltd.(1)(2)	134,376	9,085
Steadfast Group Ltd.	4,527	16,828
Suncorp Group Ltd.	11,334	151,000
Super Retail Group Ltd.	7,016	64,744
Syrah Resources Ltd.(1)(2)	10,036	1,972
Technology One Ltd.	5,276	139,687
Telix Pharmaceuticals Ltd.(1)	3,648	61,462
Telstra Group Ltd.	67,495	208,038
TPG Telecom Ltd.(2)	527	1,750
Transurban Group	17,713	161,880
Treasury Wine Estates Ltd.	8,166	44,418
Tuas Ltd.(1)	517	1,937
Tyro Payments Ltd.(1)	35,551	20,282
Universal Store Holdings Ltd.	3,867	19,350
Vault Minerals Ltd.(1)	277,012	80,931
Ventia Services Group Pty. Ltd.	26,235	79,970
Viva Energy Group Ltd.	31,180	37,586
Washington H Soul Pattinson & Co. Ltd.(2)	3,245	77,223
WEB Travel Group Ltd.(1)	4,563	14,864
Webjet Group Ltd.(1)	4,563	2,605
Wesfarmers Ltd.	17,147	917,474
West African Resources Ltd.(1)	58,822	108,121
Westgold Resources Ltd.(2)	31,395	61,894
Westgold Resources Ltd. (Toronto)	14,134	27,293
Westpac Banking Corp.	47,297	992,332
Whitehaven Coal Ltd.(2)	34,611	124,011
WiseTech Global Ltd.	468	32,336
Woodside Energy Group Ltd.	14,051	201,762
Woodside Energy Group Ltd., ADR(2)	5,413	77,568
Woolworths Group Ltd.	13,779	282,972
Worley Ltd.	1,148	9,635
Xero Ltd.(1)	1,660	197,189
Yancoal Australia Ltd.	19,069	64,288
Zip Co. Ltd.(1)(2)	59,985	76,631
		21,114,184

Austria — 0.3%
ANDRITZ AG	554	38,331
AT&S Austria Technologie & Systemtechnik AG(1)	1,130	21,795
BAWAG Group AG(1)	552	68,774
CA Immobilien Anlagen AG	255	7,005
CPI Europe AG(1)	996	20,198
DO & Co. AG(1)	426	83,025
Erste Group Bank AG	2,736	220,329
EVN AG	1,107	29,762
Lenzing AG(1)	740	22,195
Oesterreichische Post AG	1,258	42,968
OMV AG	2,059	110,133
Palfinger AG	661	22,291
Porr AG	1,269	41,960
Raiffeisen Bank International AG	3,020	92,336
Semperit AG Holding	239	3,830
Telekom Austria AG	2,467	27,336
UNIQA Insurance Group AG	4,528	62,822
Verbund AG	551	43,051
Vienna Insurance Group AG Wiener Versicherung Gruppe	861	42,229
voestalpine AG	1,471	38,817
Wienerberger AG	1,008	37,358
		1,076,545
Belgium — 0.9%
Ackermans & van Haaren NV	617	157,154
Ageas SA	4,617	301,484
AGFA-Gevaert NV(1)	2,083	2,233
Anheuser-Busch InBev SA, ADR(2)	5,877	414,270
Argenx SE, ADR(1)	369	211,533
Azelis Group NV	3,705	61,376
Bekaert SA	1,481	60,164
bpost SA(1)(2)	3,655	7,913
Cie d'Entreprises CFE	208	2,003
Colruyt Group NV	1,857	83,830
Deceuninck NV(2)	1,645	4,057
Deme Group NV	208	32,339
D'ieteren Group	437	89,737
Elia Group SA(2)	732	77,722
EVS Broadcast Equipment SA	45	1,734
Galapagos NV, ADR(1)(2)	1,419	40,810
Gimv NV	777	39,236
KBC Ancora	1,501	109,199
KBC Group NV	5,708	564,311
Kinepolis Group NV(2)	579	22,858
Lotus Bakeries NV	10	103,554
Melexis NV	511	34,353
Proximus SADP	5,194	45,314
Recticel SA(1)(2)	118	1,510
Solvay SA	3,592	118,131
Syensqo SA	1,500	115,126
Tessenderlo Group SA(2)	527	16,134
UCB SA(2)	1,981	360,383
Umicore SA(2)	3,887	42,769
VGP NV	302	28,948
		3,150,185

Canada — 10.8%
ADENTRA, Inc.	1,000	18,873
Advantage Energy Ltd.(1)	9,400	76,578
Aecon Group, Inc.	4,160	57,170
Ag Growth International, Inc.(2)	500	13,805
AGF Management Ltd., Class B	3,600	30,692
Agnico Eagle Mines Ltd.	6,554	772,573
Air Canada(1)	3,900	54,563
Alamos Gold, Inc., Class A	12,794	331,329
Algoma Steel Group, Inc.(2)	3,600	19,045
Algonquin Power & Utilities Corp.(2)	5,800	31,782
Alimentation Couche-Tard, Inc.	7,200	373,287
AltaGas Ltd.	4,600	128,512
Altius Minerals Corp.	500	9,597
Altus Group Ltd.(2)	1,400	55,598
Andlauer Healthcare Group, Inc.(2)	549	21,382
ARC Resources Ltd.	19,588	409,359
Aris Mining Corp.(1)	8,500	55,558
Aritzia, Inc.(1)	3,200	155,296
Atco Ltd., Class I	2,000	75,025
Athabasca Oil Corp.(1)	23,500	88,359
AtkinsRealis Group, Inc.	1,200	78,697
Atrium Mortgage Investment Corp.(2)	700	5,692
AutoCanada, Inc.(1)	1,000	15,951
B2Gold Corp.	64,343	216,141
Ballard Power Systems, Inc.(1)(2)	2,100	2,663
Bank of Montreal	8,341	895,699
Bank of Nova Scotia	16,750	896,238
Barrick Mining Corp.	23,751	455,515
Bausch Health Cos., Inc.(1)(2)	3,520	15,954
Baytex Energy Corp.(2)	19,550	31,768
BCE, Inc.(2)	600	13,072
Birchcliff Energy Ltd.	12,327	58,206
Bird Construction, Inc.	2,700	53,199
Bitfarms Ltd.(1)(2)	6,900	6,335
Black Diamond Group Ltd.	2,000	14,136
Bombardier, Inc., Class B(1)	584	40,870
Bonterra Energy Corp.(1)	1,100	2,886
Boralex, Inc., A Shares(2)	3,000	69,013
Boyd Group Services, Inc.	299	44,658
Brookfield Asset Management Ltd., Class A(2)	1,715	96,488
Brookfield Corp.	6,150	355,148
Brookfield Infrastructure Corp., Class A	553	21,882
Brookfield Infrastructure Corp. (Toronto), Class A	600	23,762
Brookfield Renewable Corp.	700	20,607
Brookfield Wealth Solutions Ltd.(1)	811	47,501
BRP, Inc.	600	26,429
CAE, Inc.(1)	6,100	157,039
Calfrac Well Services Ltd.(1)	1,600	3,812
Calibre Mining Corp.(1)	27,600	63,753
Cameco Corp.	3,000	175,626
Canacol Energy Ltd.(1)(2)	319	639
Canada Goose Holdings, Inc.(1)(2)	600	7,258
Canadian Imperial Bank of Commerce	15,075	1,026,311
Canadian National Railway Co.	3,732	392,304

Canadian Natural Resources Ltd.	22,000	668,007
Canadian Pacific Kansas City Ltd.	3,500	285,871
Canadian Tire Corp. Ltd., Class A	2,200	279,563
Canadian Utilities Ltd., A Shares	4,100	114,663
Canfor Corp.(1)	1,800	17,051
Capital Power Corp.	6,500	260,644
Capstone Copper Corp.(1)	9,500	51,503
Cardinal Energy Ltd.(2)	4,800	21,511
Cargojet, Inc.(2)	300	20,426
Cascades, Inc.	4,200	27,054
CCL Industries, Inc., Class B	1,800	104,969
Celestica, Inc. (Toronto)(1)	3,100	358,984
Cenovus Energy, Inc.	23,538	310,101
Centerra Gold, Inc.	6,800	48,509
CES Energy Solutions Corp.	13,800	62,848
CGI, Inc.	2,200	236,504
Chorus Aviation, Inc.(1)	1,471	22,370
CI Financial Corp.	3,100	70,997
Cineplex, Inc.(1)(2)	2,300	19,743
Cogeco Communications, Inc.	700	35,246
Colliers International Group, Inc.	600	72,375
Computer Modelling Group Ltd.(2)	2,700	13,221
Constellation Software, Inc.	100	362,572
Defi Technologies, Inc.(1)	7,400	29,388
Definity Financial Corp.	1,800	97,742
Descartes Systems Group, Inc.(1)	900	104,352
Docebo, Inc.(1)	400	10,930
Dollarama, Inc.	3,900	501,585
Dorel Industries, Inc., Class B(1)	500	510
DREAM Unlimited Corp., Class A	400	5,389
Dundee Precious Metals, Inc.	8,990	138,550
Eldorado Gold Corp.(1)	7,200	145,275
Element Fleet Management Corp.	9,700	231,129
Emera, Inc.	6,700	307,135
Empire Co. Ltd., Class A	4,800	185,271
Enbridge, Inc.	11,600	539,871
Enerflex Ltd.	7,800	54,961
Enghouse Systems Ltd.	1,100	21,153
Ensign Energy Services, Inc.(1)(2)	8,600	12,471
EQB, Inc.	1,100	75,858
Equinox Gold Corp.(1)(2)	7,893	52,396
Evertz Technologies Ltd.	400	3,483
Exchange Income Corp.(2)	600	25,170
Exco Technologies Ltd.	100	491
Extendicare, Inc.(2)	3,500	36,802
Fairfax Financial Holdings Ltd.	500	850,760
Fiera Capital Corp.(2)	3,000	12,023
Finning International, Inc.	4,000	147,659
Firm Capital Mortgage Investment Corp.	600	5,321
First Mining Gold Corp.(1)	6,000	678
First National Financial Corp.(2)	1,100	31,148
First Quantum Minerals Ltd.(1)	16,700	247,394
FirstService Corp. (Toronto)	500	87,642
Fortis, Inc.	3,828	187,028
Fortuna Mining Corp.(1)	7,799	45,634

Franco-Nevada Corp.	1,200	202,138
Freehold Royalties Ltd.(2)	4,800	42,112
Frontera Energy Corp.	1,428	6,046
Galiano Gold, Inc.(1)	1,100	1,491
George Weston Ltd.	1,000	201,333
GFL Environmental, Inc.	1,600	80,866
Gibson Energy, Inc.	3,900	64,396
Gildan Activewear, Inc.	4,100	190,906
goeasy Ltd.	400	43,566
Great-West Lifeco, Inc.(2)	2,600	98,688
Hammond Power Solutions, Inc.(2)	200	14,432
Headwater Exploration, Inc.(2)	10,500	47,743
High Liner Foods, Inc.	100	1,311
Hudbay Minerals, Inc.	13,262	118,187
Hut 8 Corp.(1)	1,899	28,921
Hydro One Ltd.	5,200	191,464
i-80 Gold Corp.(1)(2)	400	207
iA Financial Corp., Inc.	4,100	417,424
IAMGOLD Corp.(1)	33,900	232,200
IGM Financial, Inc.	2,800	89,385
Imperial Oil Ltd.(2)	3,573	255,097
Innergex Renewable Energy, Inc.	6,400	63,704
Intact Financial Corp.	2,700	612,559
Interfor Corp.(1)	1,700	15,534
International Petroleum Corp.(1)(2)	3,727	54,126
Ivanhoe Mines Ltd., Class A(1)(2)	2,400	18,590
K92 Mining, Inc.(1)	11,000	114,220
Kelt Exploration Ltd.(1)	10,100	49,162
Keyera Corp.	9,100	277,373
Kinross Gold Corp.	42,700	630,380
Knight Therapeutics, Inc.(1)	2,400	10,073
Labrador Iron Ore Royalty Corp.	2,800	59,087
Largo, Inc.(1)(2)	600	778
Laurentian Bank of Canada	2,000	44,595
Leon's Furniture Ltd.	1,100	22,083
Lightspeed Commerce, Inc.(1)	600	6,274
Linamar Corp.(2)	1,300	59,432
Loblaw Cos. Ltd.	2,600	438,648
Lotus Creek Exploration, Inc.(1)	1,286	806
Lumine Group, Inc.(1)	300	10,156
Lundin Gold, Inc.	5,100	246,425
Lundin Mining Corp.	11,400	107,907
Magna International, Inc.	9,900	359,397
Major Drilling Group International, Inc.(1)	3,271	19,259
Manulife Financial Corp.	19,500	620,942
Martinrea International, Inc.	2,900	17,814
Mattr Corp.(1)(2)	2,800	19,260
MCAN Mortgage Corp.(2)	1,900	27,288
MDA Space Ltd.(1)	6,000	124,123
Medical Facilities Corp.	1,800	20,724
MEG Energy Corp.	9,700	169,777
Meren Energy, Inc.	8,100	10,624
Methanex Corp.	2,100	68,707
Metro, Inc.	2,900	226,193
MTY Food Group, Inc.	200	6,240

Mullen Group Ltd.	4,700	47,776
National Bank of Canada	8,755	861,688
New Gold, Inc.(1)	44,900	199,577
North American Construction Group Ltd.	1,300	22,356
North West Co., Inc.	2,700	112,655
Northland Power, Inc.	5,280	78,718
Nutrien Ltd.	12,000	708,974
NuVista Energy Ltd.(1)	6,900	69,485
Obsidian Energy Ltd.(1)(2)	3,300	15,798
OceanaGold Corp.	36,300	161,615
Onex Corp.	1,500	111,346
Open Text Corp.	3,000	84,949
Orla Mining Ltd.(1)	10,100	106,788
Pan American Silver Corp.(2)	7,862	191,745
Paramount Resources Ltd., A Shares(2)	3,000	41,644
Parex Resources, Inc.	4,600	45,485
Parkland Corp.	4,000	112,916
Pembina Pipeline Corp.	10,400	389,749
Pet Valu Holdings Ltd.	1,200	26,976
PetroTal Corp.(2)	18,500	7,819
Peyto Exploration & Development Corp.(2)	8,400	113,236
PHX Energy Services Corp.(2)	3,300	19,117
Pine Cliff Energy Ltd.	6,700	2,783
Polaris Renewable Energy, Inc.	400	3,527
Power Corp. of Canada	2,705	104,684
Precision Drilling Corp.(1)(2)	800	34,574
Premium Brands Holdings Corp.(2)	600	35,580
Propel Holdings, Inc.(2)	1,400	32,859
Quarterhill, Inc.(1)(2)	400	408
Quebecor, Inc., Class B	2,700	75,962
RB Global, Inc.(2)	2,800	295,006
Real Matters, Inc.(1)(2)	3,450	14,355
Restaurant Brands International, Inc.	3,100	221,327
Richelieu Hardware Ltd.(2)	1,300	32,757
Rogers Communications, Inc., Class B(2)	3,400	91,271
Royal Bank of Canada	12,100	1,533,628
Russel Metals, Inc.	3,000	89,780
Sandstorm Gold Ltd.	7,300	64,417
Saputo, Inc.	3,600	69,358
Secure Waste Infrastructure Corp.	11,300	126,146
Shopify, Inc., Class A(1)	5,600	598,378
Sienna Senior Living, Inc.(2)	2,000	27,136
Silvercorp Metals, Inc.(2)	5,300	20,855
South Bow Corp.	2,157	55,907
Spartan Delta Corp.(1)(2)	4,800	10,773
SSR Mining, Inc.(1)	5,309	62,864
Stantec, Inc.	1,700	174,875
Strathcona Resources Ltd.	271	5,746
Sun Life Financial, Inc.	9,100	586,177
Suncor Energy, Inc.(2)	24,766	880,485
SunOpta, Inc.(1)(2)	4,100	25,992
Surge Energy, Inc.(2)	5,700	22,096
Tamarack Valley Energy Ltd.(2)	30,100	95,848
Taseko Mines Ltd.(1)(2)	3,500	7,881
TC Energy Corp.	8,386	424,937

Teck Resources Ltd., Class B	8,300	307,602
TELUS Corp.	9,400	153,978
TELUS Corp.(1)	134	2,195
TFI International, Inc.	1,000	86,341
Thomson Reuters Corp.	700	139,077
Timbercreek Financial Corp.(2)	5,400	28,921
TMX Group Ltd.	5,200	210,183
Torex Gold Resources, Inc.(1)	5,438	174,590
Toromont Industries Ltd.	1,800	156,096
Toronto-Dominion Bank	13,865	957,472
Total Energy Services, Inc.	1,600	12,067
Tourmaline Oil Corp.	10,387	468,355
TransAlta Corp.(2)	10,300	100,647
Transcontinental, Inc., Class A	3,960	61,693
Trican Well Service Ltd.	13,400	41,889
Triple Flag Precious Metals Corp.(2)	1,200	26,294
Valeura Energy, Inc.(1)	8,900	42,802
Vermilion Energy, Inc.	6,933	45,265
VersaBank	200	2,303
Wajax Corp.	500	8,194
Wesdome Gold Mines Ltd.(1)	6,800	90,330
West Fraser Timber Co. Ltd.	1,572	115,808
Western Forest Products, Inc.(1)(2)	5,000	1,494
Westshore Terminals Investment Corp.(2)	1,900	36,897
Wheaton Precious Metals Corp.	3,600	311,929
Whitecap Resources, Inc.(2)	51,653	322,184
Winpak Ltd.(2)	500	16,078
WSP Global, Inc.	1,500	307,367
		36,220,574
Denmark — 1.9%
ALK-Abello AS(1)	1,729	46,865
Alm Brand AS	21,735	53,765
Ambu AS, Class B	2,758	42,601
AP Moller - Maersk AS, A Shares	39	69,658
AP Moller - Maersk AS, B Shares	49	88,771
Bang & Olufsen AS(1)	1,614	3,217
Bavarian Nordic AS(1)	1,131	29,819
Carlsberg AS, B Shares	742	106,211
cBrain AS	582	15,003
Chemometec AS	181	14,577
Coloplast AS, B Shares	598	58,138
D/S Norden AS	1,124	34,143
Danske Bank AS	8,024	307,477
Demant AS(1)	632	24,821
Dfds AS(1)	1,450	23,166
DSV AS	1,217	286,585
Genmab AS, ADR(1)	17,015	356,464
GN Store Nord AS(1)	283	4,156
H Lundbeck AS, A Shares	981	4,527
H&H International AS, B Shares(1)	331	6,795
Jyske Bank AS	2,327	218,645
Nilfisk Holding AS(1)	257	3,603
NKT AS(1)	3,304	283,149
Novo Nordisk AS, ADR	30,244	2,162,446
Novonesis Novozymes B, B Shares	4,199	295,863

Orsted AS(1)	6,369	261,743
Pandora AS	1,437	262,674
Per Aarsleff Holding AS	1,335	120,984
Ringkjoebing Landbobank AS	1,426	288,789
Rockwool AS, B Shares	4,780	226,822
Royal Unibrew AS	767	63,726
Schouw & Co. AS	638	56,712
Solar AS, B Shares	136	6,415
SP Group AS	565	26,414
Sydbank AS	3,195	213,617
TORM PLC, Class A(2)	2,330	38,990
Tryg AS	4,181	107,560
Vestas Wind Systems AS	7,599	120,180
Zealand Pharma AS(1)	780	54,219
		6,389,310
Finland — 0.9%
Aktia Bank OYJ	500	5,433
Anora Group OYJ(2)	109	400
Citycon OYJ(2)	1,917	8,155
Elisa OYJ	2,390	126,005
Finnair OYJ(1)(2)	8,875	29,694
Fortum OYJ	6,246	107,939
Harvia OYJ	182	9,936
Hiab OYJ, B Shares	2,146	115,571
Huhtamaki OYJ	3,015	111,349
Kalmar OYJ, B Shares	1,209	42,640
Kemira OYJ	4,309	94,749
Kesko OYJ, B Shares	6,732	162,803
Kojamo OYJ(1)	4,915	58,998
Kone OYJ, B Shares	4,084	254,828
Konecranes OYJ	1,368	106,886
Mandatum OYJ	13,826	81,255
Marimekko OYJ	1,820	27,658
Metsa Board OYJ, Class B(2)	4,677	17,282
Metso OYJ(2)	12,547	151,844
Neste OYJ	4,663	50,022
Nokia OYJ, ADR	40,666	212,277
Nokian Renkaat OYJ(2)	6,290	46,888
Nordea Bank Abp	31,702	459,100
Oriola OYJ, B Shares	441	552
Orion OYJ, Class B(2)	2,295	155,709
Outokumpu OYJ(2)	13,599	52,671
Puuilo OYJ	3,266	48,309
Sampo OYJ, A Shares	8,970	95,729
Sanoma OYJ(2)	490	5,309
Stora Enso OYJ, R Shares(2)	10,462	105,789
TietoEVRY OYJ(2)	97	1,770
Tokmanni Group Corp.(2)	2,347	29,442
UPM-Kymmene OYJ(2)	2,852	78,936
Valmet OYJ(2)	1,331	43,490
Wartsila OYJ Abp	10,411	208,740
YIT OYJ(1)(2)	5,343	16,454
		3,124,612
France — 9.1%
ABC arbitrage	396	2,752
Accor SA	5,042	267,867
Aeroports de Paris SA(2)	732	98,125

Air France-KLM(1)	804	8,840
Air Liquide SA	6,408	1,327,794
Airbus SE	4,077	749,860
AKWEL SADIR(2)	46	391
Alstom SA(1)(2)	8,959	202,522
Alten SA	482	40,001
Amundi SA	1,162	94,869
Aperam SA	1,478	44,919
ArcelorMittal SA, NY Shares(2)	15,294	467,690
Arkema SA	2,469	176,424
Aubay	27	1,564
AXA SA	26,318	1,240,513
Ayvens SA(2)	4,580	46,539
Beneteau SACA(2)	1,248	11,956
BioMerieux(2)	1,011	135,571
BNP Paribas SA	14,305	1,252,752
Bollore SE	17,334	110,256
Bonduelle SCA	188	1,762
Bouygues SA	4,662	203,280
Bureau Veritas SA	9,852	336,666
Capgemini SE	984	163,406
Carrefour SA(2)	22,978	343,621
Cie de Saint-Gobain SA	13,541	1,524,498
Cie des Alpes	1,031	21,374
Cie Generale des Etablissements Michelin SCA	22,098	845,448
Clariane SE(1)	6,274	26,902
Coface SA	4,209	78,734
Credit Agricole SA	19,596	358,787
Danone SA	5,110	436,891
Dassault Aviation SA	753	273,880
Dassault Systemes SE	5,892	220,941
Derichebourg SA	7,052	48,248
Edenred SE	1,558	48,672
Eiffage SA	2,632	362,020
Elis SA(2)	4,222	114,922
Engie SA	27,555	594,720
Eramet SA(1)(2)	355	20,902
EssilorLuxottica SA	2,326	646,287
Esso SA Francaise	168	25,824
Etablissements Maurel et Prom SA	4,068	22,103
Eurazeo SE	1,694	118,464
Euroapi SA(1)	956	3,242
Eurofins Scientific SE	790	52,692
Euronext NV	633	103,166
Eutelsat Communications SACA(1)(2)	11,276	41,994
FDJ UNITED	5,776	211,974
Fnac Darty SA	114	3,933
Gaztransport Et Technigaz SA	2,172	403,619
Getlink SE(1)	12,478	238,676
Hermes International SCA	301	830,011
ID Logistics Group SACA(1)	128	60,974
Imerys SA	922	30,714
Infotel SA(1)	51	2,415
Interparfums SA	290	12,406
Ipsen SA(1)	1,641	193,211

IPSOS SA	488	24,896
Jacquet Metals SACA	231	5,943
JCDecaux SE	1,994	34,226
Kaufman & Broad SA	830	31,597
Kering SA	3,053	596,700
La Francaise De L'energie SACA(1)(2)	281	9,510
Legrand SA	2,928	355,623
LISI SA	253	9,396
L'Oreal SA	828	350,464
Louis Hachette Group	15,829	29,533
LVMH Moet Hennessy Louis Vuitton SE	2,092	1,134,715
Maisons du Monde SA(2)	672	1,907
Manitou BF SA	243	5,781
Mersen SA	1,007	23,390
Metropole Television SA(2)	937	13,198
Nacon SA(1)	39	25
Nexans SA	1,997	229,709
Nexity SA(1)(2)	2,710	30,819
Opmobility	2,929	35,742
Orange SA	73,887	1,102,794
Pernod Ricard SA	2,532	261,815
Pluxee NV	1,206	27,108
Publicis Groupe SA	1,513	164,927
Pullup Entertainment(1)	53	1,194
Remy Cointreau SA	170	9,109
Renault SA	7,778	399,903
Rexel SA	5,860	164,599
Rubis SCA	1,660	54,047
Safran SA	6,379	1,886,633
Sanofi SA, ADR	15,113	746,129
Sartorius Stedim Biotech	148	32,601
Schneider Electric SE	2,227	561,898
SCOR SE	5,834	192,605
SEB SA	778	77,185
SES SA	16,651	94,937
SMCP SA(1)	707	3,381
Societe BIC SA	889	54,916
Societe Generale SA	21,536	1,169,354
Sodexo SA	985	68,026
SOITEC(1)(2)	672	33,139
Sopra Steria Group(1)	213	45,924
SPIE SA	1,881	95,617
STMicroelectronics NV, NY Shares	10,355	258,979
Technip Energies NV	1,372	51,932
Teleperformance SE(2)	788	79,645
Television Francaise 1 SA	3,355	32,443
Thales SA	290	88,819
TotalEnergies SE, ADR	30,791	1,806,816
Trigano SA(2)	187	27,393
Ubisoft Entertainment SA(1)	5,384	61,670
Valeo SE(2)	8,649	91,092
Vallourec SACA(2)	12,564	212,707
Veolia Environnement SA	5,622	193,490
Verallia SA(2)	3,007	95,463
Vicat SACA	827	53,807

Vinci SA	11,826	1,689,766
Virbac SACA	6	2,269
Vivendi SE	15,829	53,416
VusionGroup	341	88,132
X-Fab Silicon Foundries SE(1)(2)	3,679	21,472
		30,388,910
Germany — 8.4%
1&1 AG	1,290	26,739
7C Solarparken AG	2,864	6,495
Adesso SE	275	27,431
adidas AG	2,173	541,975
Allianz SE	1,715	680,192
AlzChem Group AG	429	60,752
Amadeus Fire AG	60	5,090
Aroundtown SA(1)	32,838	104,408
Atoss Software SE	212	31,279
Aurubis AG	1,022	89,857
BASF SE	15,914	767,405
Bayer AG	3,376	95,046
Bayerische Motoren Werke AG	3,778	335,188
Bayerische Motoren Werke AG, Preference Shares	926	76,753
BayWa AG(1)	414	4,204
Bechtle AG	2,619	114,360
Beiersdorf AG	936	128,387
Bertrandt AG	99	2,238
Bijou Brigitte AG	20	1,013
Borussia Dortmund GmbH & Co. KGaA	4,118	17,841
BRANICKS Group AG(1)	312	636
Brenntag SE	3,293	223,176
Carl Zeiss Meditec AG, Bearer Shares	459	29,689
Ceconomy AG(1)	4,325	13,047
Cewe Stiftung & Co. KGaA	242	27,445
Commerzbank AG	23,833	725,930
Continental AG	5,425	475,780
Covestro AG(1)	5,389	370,304
CTS Eventim AG & Co. KGaA	1,657	200,988
Daimler Truck Holding AG	14,147	614,452
Delivery Hero SE(1)	1,180	32,623
Dermapharm Holding SE	489	19,461
Deutsche Bank AG	34,693	963,772
Deutsche Beteiligungs AG	216	6,218
Deutsche Boerse AG	2,597	836,620
Deutsche Lufthansa AG	19,192	153,590
Deutsche Pfandbriefbank AG(1)	2,973	19,441
Deutsche Post AG	11,398	511,461
Deutsche Telekom AG	48,975	1,854,606
Deutz AG	6,477	54,381
Dr. Ing hc F Porsche AG, Preference Shares	625	30,146
Draegerwerk AG & Co. KGaA	78	4,890
Draegerwerk AG & Co. KGaA, Preference Shares	416	31,701
Duerr AG	1,507	39,244
E.ON SE	32,455	568,809
Elmos Semiconductor SE	204	15,697
ElringKlinger AG	121	624
Energiekontor AG(1)	210	10,186

Evonik Industries AG	8,171	177,086
Fielmann Group AG	995	63,286
flatexDEGIRO AG	4,800	133,408
Fraport AG Frankfurt Airport Services Worldwide(1)	927	64,362
Fresenius Medical Care AG, ADR	1,743	49,501
Fresenius SE & Co. KGaA	10,635	521,211
Friedrich Vorwerk Group SE	744	51,409
FUCHS SE, Preference Shares	2,604	131,514
GEA Group AG	4,744	317,737
Grand City Properties SA(1)	1,895	24,064
Grenke AG	746	11,793
Hannover Rueck SE	959	303,242
Heidelberg Materials AG	3,813	747,391
Heidelberger Druckmaschinen AG(1)	3,633	5,987
Henkel AG & Co. KGaA	1,015	74,526
Henkel AG & Co. KGaA, Preference Shares	1,655	132,607
Hensoldt AG	1,277	133,632
HOCHTIEF AG	490	90,168
Hornbach Holding AG & Co. KGaA	641	64,703
HUGO BOSS AG	2,448	113,431
Indus Holding AG	450	11,219
Infineon Technologies AG	15,790	613,911
Init Innovation in Traffic Systems SE	40	1,799
Instone Real Estate Group SE	786	8,023
JOST Werke SE	365	21,093
Jungheinrich AG, Preference Shares	1,935	77,688
K&S AG	6,264	114,079
KION Group AG	3,375	157,132
Kloeckner & Co. SE	2,886	20,599
Knorr-Bremse AG	2,665	269,659
Koenig & Bauer AG(1)	246	3,633
Krones AG	571	89,938
KSB SE & Co. KGaA, Preference Shares	15	13,201
KWS Saat SE & Co. KGaA	122	7,869
Lang & Schwarz AG	141	3,591
Lanxess AG	2,893	89,460
LEG Immobilien SE	1,908	162,000
Leifheit AG	4	93
Mercedes-Benz Group AG	9,309	556,657
Merck KGaA	511	66,961
MLP SE	786	7,287
MTU Aero Engines AG	2,287	914,729
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,618	1,048,257
Mutares SE & Co. KGaA	990	37,102
Nagarro SE(1)	105	6,932
Nemetschek SE	1,240	172,386
Norma Group SE	783	11,028
Patrizia SE	274	2,559
Porsche Automobil Holding SE, Preference Shares	2,508	100,269
ProSiebenSat.1 Media SE	1,940	15,593
Puma SE	2,183	56,639
Qiagen NV(1)	1,225	55,284
Rational AG	158	129,913
RENK Group AG	1,013	90,300
Rheinmetall AG	935	2,003,954

RTL Group SA	47	1,802
RWE AG	6,374	239,995
SAF-Holland SE	2,776	51,437
Salzgitter AG	583	13,911
SAP SE, ADR	5,262	1,593,649
Sartorius AG, Preference Shares	245	58,770
Schaeffler AG	4,079	19,639
Schott Pharma AG & Co. KGaA	1,526	49,430
Scout24 SE	1,923	262,017
SGL Carbon SE(1)	2,080	8,709
Siemens AG	4,056	975,562
Siemens Energy AG(1)	11,033	1,078,206
Siemens Healthineers AG	1,492	78,968
Siltronic AG	860	35,373
Sixt SE	687	65,218
Sixt SE, Preference Shares	830	56,637
Steico SE(1)	77	1,876
STO SE & Co. KGaA, Preference Shares	157	20,700
Stroeer SE & Co. KGaA	604	34,989
Suedzucker AG	1,714	21,938
Symrise AG	2,624	313,748
TAG Immobilien AG	4,674	79,011
Talanx AG	2,661	345,213
TeamViewer SE(1)	3,705	43,206
thyssenkrupp AG	34,378	334,784
UmweltBank AG(1)	260	1,535
Uniper SE(1)	92	4,170
United Internet AG	3,698	96,423
Villeroy & Boch AG, Preference Shares	155	2,922
Volkswagen AG	355	39,117
Volkswagen AG, Preference Shares	2,716	294,074
Vonovia SE	13,298	435,703
Vossloh AG	341	29,700
Wacker Chemie AG	657	46,767
Wacker Neuson SE	447	11,346
Washtec AG	108	4,949
Wuestenrot & Wuerttembergische AG	218	3,431
Zalando SE(1)	9,672	345,577
		28,203,967
Hong Kong — 1.6%
AIA Group Ltd.	67,868	564,942
ASMPT Ltd.	7,100	47,675
AustAsia Group Ltd.(1)	2,080	420
Bank of East Asia Ltd.	49,382	69,471
BOC Hong Kong Holdings Ltd.	52,000	218,687
Bright Smart Securities & Commodities Group Ltd.(2)	84,000	77,580
Budweiser Brewing Co. APAC Ltd.(2)	14,200	14,730
Cafe de Coral Holdings Ltd.	16,000	14,186
Chow Sang Sang Holdings International Ltd.	5,000	5,090
CITIC Telecom International Holdings Ltd.	25,000	7,231
CK Asset Holdings Ltd.	31,906	131,795
CK Hutchison Holdings Ltd.	37,500	209,689
CK Infrastructure Holdings Ltd.	11,500	74,313
CLP Holdings Ltd.	26,000	220,178
Comba Telecom Systems Holdings Ltd.(1)	18,000	3,519

Cowell e Holdings, Inc.(1)(2)	11,000	31,243
Dah Sing Banking Group Ltd.	16,800	19,024
Dah Sing Financial Holdings Ltd.	3,200	11,959
DFI Retail Group Holdings Ltd.	2,300	6,335
E-Commodities Holdings Ltd.(2)	82,000	7,829
ESR Group Ltd.	7,800	12,760
Fairwood Holdings Ltd.	2,000	1,295
Far East Consortium International Ltd.	16,500	1,978
First Pacific Co. Ltd.	24,000	16,477
Futu Holdings Ltd., ADR	705	71,861
Galaxy Entertainment Group Ltd.	8,000	33,830
Giordano International Ltd.	52,000	9,614
Guotai Junan International Holdings Ltd.	40,000	5,883
Hang Lung Group Ltd.	28,000	40,156
Hang Lung Properties Ltd.	49,000	38,589
Hang Seng Bank Ltd.	5,000	69,804
Hao Tian International Construction Investment Group Ltd.(1)	192,000	9,667
Henderson Land Development Co. Ltd.	35,000	109,230
HK Electric Investments & HK Electric Investments Ltd.	28,500	20,574
HKT Trust & HKT Ltd.	41,000	59,052
Hong Kong & China Gas Co. Ltd.	52,332	45,939
Hong Kong Exchanges & Clearing Ltd.	11,600	580,282
Hong Kong Technology Venture Co. Ltd.	27,000	5,750
Hongkong & Shanghai Hotels Ltd.(1)	1,000	688
Hongkong Land Holdings Ltd.	30,100	155,487
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	2,424
Hysan Development Co. Ltd.	32,000	52,578
IGG, Inc.	43,000	19,341
Impro Precision Industries Ltd.	51,000	16,472
Jardine Matheson Holdings Ltd.	4,100	182,886
Johnson Electric Holdings Ltd.	17,000	45,338
JS Global Lifestyle Co. Ltd.(1)(2)	82,500	20,909
K Wah International Holdings Ltd.	11,000	2,533
Kerry Properties Ltd.	23,000	55,142
KLN Logistics Group Ltd.	728	728
Luk Fook Holdings International Ltd.	12,000	27,736
Man Wah Holdings Ltd.	44,400	23,471
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	13,766
MGM China Holdings Ltd.	800	1,133
Modern Dental Group Ltd.	6,000	3,063
MTR Corp. Ltd.(2)	23,000	80,188
New World Development Co. Ltd.(1)(2)	29,000	17,630
Oriental Watch Holdings(2)	24,828	11,301
Pacific Basin Shipping Ltd.	281,000	69,260
Pacific Textiles Holdings Ltd.	12,000	1,955
PAX Global Technology Ltd.	25,000	15,234
PC Partner Group Ltd.	8,000	6,560
PCCW Ltd.	27,024	17,982
Perfect Medical Health Management Ltd.	7,000	2,096
Power Assets Holdings Ltd.	13,500	85,369
Sa Sa International Holdings Ltd.(2)	4,000	320
Sands China Ltd.(1)	29,200	56,995
Shangri-La Asia Ltd.(2)	10,000	5,598
Shun Tak Holdings Ltd.(1)	58,000	4,358
Singamas Container Holdings Ltd.	96,000	8,184

Sino Land Co. Ltd.	76,408	77,030
SITC International Holdings Co. Ltd.	40,000	127,640
SJM Holdings Ltd.(1)(2)	17,500	5,166
Stella International Holdings Ltd.	15,000	26,759
Sun Hung Kai & Co. Ltd.	10,000	3,874
Sun Hung Kai Properties Ltd.	17,500	187,979
Swire Pacific Ltd., Class A	13,500	114,999
Swire Properties Ltd.	12,600	27,604
Techtronic Industries Co. Ltd.	22,500	250,612
Texhong International Group Ltd.	4,000	1,733
Texwinca Holdings Ltd.	4,000	326
Theme International Holdings Ltd.(1)(2)	80,000	4,936
United Energy Group Ltd.	340,000	20,342
United Laboratories International Holdings Ltd.	54,000	100,431
Value Partners Group Ltd.	10,000	1,789
Vitasoy International Holdings Ltd.	44,000	50,872
VTech Holdings Ltd.	10,000	66,462
WH Group Ltd.	264,423	243,205
Wharf Real Estate Investment Co. Ltd.	36,000	89,768
Wynn Macau Ltd.(2)	7,600	5,089
Xinyi Glass Holdings Ltd.(2)	32,446	30,802
Yue Yuen Industrial Holdings Ltd.	30,000	45,073
		5,357,853
Ireland — 0.3%
AIB Group PLC	27,818	219,477
Bank of Ireland Group PLC	23,460	322,078
Cairn Homes PLC	18,229	45,233
Dalata Hotel Group PLC	6,843	44,675
FBD Holdings PLC	510	7,547
Glanbia PLC	4,457	64,844
Glenveagh Properties PLC(1)	3,784	7,724
Kerry Group PLC, A Shares	888	97,071
Kingspan Group PLC	1,519	130,466
Origin Enterprises PLC	6,048	24,245
Uniphar PLC	1,590	6,524
		969,884
Israel — 1.2%
AFI Properties Ltd.(1)	174	8,929
Africa Israel Residences Ltd.	154	9,884
Airport City Ltd.(1)	1,966	30,829
Alony Hetz Properties & Investments Ltd.	3,723	31,570
Amot Investments Ltd.	5,569	31,057
Ashdod Refinery Ltd.(1)	298	4,953
Ashtrom Group Ltd.	462	7,478
Aura Investments Ltd.	4,878	24,145
Azrieli Group Ltd.	424	32,420
Bank Hapoalim BM	13,673	229,383
Bank Leumi Le-Israel BM	18,595	300,092
Bet Shemesh Engines Holdings 1997 Ltd.(1)	196	27,110
Bezeq The Israeli Telecommunication Corp. Ltd.	43,418	67,828
Big Shopping Centers Ltd.(1)	257	41,474
Blue Square Real Estate Ltd.	143	13,795
Caesarstone Ltd.(1)	67	114
Camtek Ltd.(1)	233	15,822
Carasso Motors Ltd.	1,555	13,278

Cellcom Israel Ltd.(1)	5,911	42,318
Cellebrite DI Ltd.(1)	1,920	32,026
Check Point Software Technologies Ltd.(1)	666	152,434
Clal Insurance Enterprises Holdings Ltd.	2,064	64,548
CyberArk Software Ltd.(1)	144	55,120
Danel Adir Yeoshua Ltd.	230	26,518
Delek Automotive Systems Ltd.(1)	1,513	11,696
Delek Group Ltd.	352	62,092
Delta Galil Ltd.	312	15,766
Direct Finance of Direct Group 2006 Ltd.	93	13,948
El Al Israel Airlines(1)	14,276	52,862
Elbit Systems Ltd.	306	122,959
Electra Consumer Products 1970 Ltd.	158	4,564
Electra Ltd.	28	15,791
Electra Real Estate Ltd.(1)	1,367	16,681
Equital Ltd.(1)	507	19,005
Fattal Holdings 1998 Ltd.(1)	115	17,431
FIBI Holdings Ltd.	572	37,664
First International Bank Of Israel Ltd.	1,212	76,301
FMS Enterprises Migun Ltd.	27	1,317
Formula Systems 1985 Ltd.	232	24,753
Fox Wizel Ltd.	263	22,272
G City Ltd.	5,721	20,124
Gav-Yam Lands Corp. Ltd.	433	3,929
Global-e Online Ltd.(1)	527	16,795
Harel Insurance Investments & Financial Services Ltd.	2,182	44,250
Hilan Ltd.	298	21,705
ICL Group Ltd.	16,500	108,913
IDI Insurance Co. Ltd.	676	37,616
Inmode Ltd.(1)	1,128	16,536
Inrom Construction Industries Ltd.	1,146	5,742
Isracard Ltd.	4,656	21,963
Israel Corp. Ltd.	71	22,196
Israel Discount Bank Ltd., A Shares	22,658	192,964
Isras Holdings Ltd.(1)	133	15,225
Isras Investment Co. Ltd.	46	10,694
Ituran Location & Control Ltd.	393	14,967
Kamada Ltd.	160	1,092
Kenon Holdings Ltd.	115	4,104
Land Development Nimrodi Group Ltd.	808	7,129
M Yochananof & Sons Ltd.	68	5,229
Malam-Team Holding Ltd.(1)	104	4,485
Matrix IT Ltd.	1,075	31,668
Mediterranean Towers Ltd.	327	1,034
Mega Or Holdings Ltd.	162	6,125
Melisron Ltd.	469	43,844
Menora Mivtachim Holdings Ltd.	483	28,207
Migdal Insurance & Financial Holdings Ltd.	14,966	32,783
Mivne Real Estate KD Ltd.	11,516	35,206
Mizrahi Tefahot Bank Ltd.	2,395	137,265
Monday.com Ltd.(1)	185	55,036
Nano Dimension Ltd., ADR(1)	4,753	7,367
Neto Malinda Trading Ltd.	370	12,819
Next Vision Stabilized Systems Ltd.	1,827	50,615
Nexxen International Ltd.(1)	2,395	27,856

Nice Ltd., ADR(1)	383	63,551
Nova Ltd.(1)	378	79,510
Novolog Ltd.	5,599	2,190
Oddity Tech Ltd., Class A(1)	575	42,797
Oil Refineries Ltd.	133,147	34,294
One Software Technologies Ltd.	1,687	37,533
Partner Communications Co. Ltd.	6,437	44,409
Paz Retail & Energy Ltd.	298	47,054
Perion Network Ltd.(1)	533	5,695
Phoenix Financial Ltd.	6,095	146,943
Property & Building Corp. Ltd.	45	3,347
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	268	22,451
Retailors Ltd.	194	3,413
Sapiens International Corp. NV	45	1,273
Scope Metals Group Ltd.(1)	181	7,160
Shapir Engineering & Industry Ltd.	1,813	13,999
Shikun & Binui Ltd.(1)	12,876	44,384
Shufersal Ltd.	7,233	72,541
Strauss Group Ltd.	1,465	35,784
Summit Real Estate Holdings Ltd.	420	6,401
Tel Aviv Stock Exchange Ltd.	917	15,112
Tera Light Ltd.(1)	69	177
Teva Pharmaceutical Industries Ltd., ADR(1)	9,970	167,297
Tower Semiconductor Ltd.(1)	1,869	76,973
Wix.com Ltd.(1)	297	44,238
ZIM Integrated Shipping Services Ltd.	3,993	69,678
		3,911,914
Italy — 2.8%
A2A SpA	76,876	199,607
ACEA SpA	668	16,098
Amplifon SpA(2)	1,006	23,125
Arnoldo Mondadori Editore SpA	2,193	5,362
Ascopiave SpA	1,761	6,210
Azimut Holding SpA	3,434	100,323
Banca Generali SpA	1,640	95,706
Banca IFIS SpA(2)	489	12,870
Banca Mediolanum SpA	3,320	55,191
Banca Monte dei Paschi di Siena SpA	32,339	267,275
Banca Popolare di Sondrio SpA	14,646	197,664
Banco BPM SpA	25,745	295,933
BFF Bank SpA(1)	5,766	59,519
BPER Banca SpA	38,499	341,974
Brembo NV(2)	1,664	15,229
Brunello Cucinelli SpA	889	109,561
Buzzi SpA	1,417	72,901
Carel Industries SpA(2)	333	7,826
Cementir Holding NV	699	11,073
CIR SpA-Compagnie Industriali(1)	10,844	7,545
Credito Emiliano SpA	1,683	23,128
d'Amico International Shipping SA(2)	4,527	16,969
Danieli & C Officine Meccaniche SpA(2)	239	9,753
Danieli & C Officine Meccaniche SpA, Preference Shares	1,586	50,773
Davide Campari-Milano NV(2)	2,453	16,018
De' Longhi SpA	2,128	69,573
DiaSorin SpA(2)	42	4,359

Digital Value SpA(2)	81	2,632
doValue SpA(1)(2)	805	2,133
Enav SpA(1)	4,093	19,594
Enel SpA	74,758	687,176
Eni SpA, ADR(2)	21,007	620,967
ERG SpA	1,547	32,715
Ferrari NV	1,072	513,097
Fila SpA(2)	2,447	26,660
Fincantieri SpA(1)	6,802	121,573
FinecoBank Banca Fineco SpA	14,690	317,685
Generali	5,487	199,728
Hera SpA	29,062	144,432
Infrastrutture Wireless Italiane SpA	943	11,071
Interpump Group SpA	205	7,996
Intesa Sanpaolo SpA	145,712	813,470
Iren SpA	32,681	101,757
Italgas SpA(2)	22,395	184,244
Iveco Group NV	7,727	153,867
Leonardo SpA	4,135	255,790
Maire SpA	6,298	80,440
Mediobanca Banca di Credito Finanziario SpA	5,481	130,386
MFE-MediaForEurope NV, Class A	8,147	29,959
MFE-MediaForEurope NV, Class B(2)	1,530	7,364
Moncler SpA(2)	2,625	164,328
Nexi SpA(2)	1,732	10,421
OVS SpA	9,129	39,158
Piaggio & C SpA(2)	5,336	11,018
Poste Italiane SpA	7,484	162,494
Prysmian SpA	2,699	173,578
RAI Way SpA	2,481	16,627
Recordati Industria Chimica e Farmaceutica SpA	641	38,467
Reply SpA	416	70,168
Saipem SpA(2)	56,299	139,620
Salvatore Ferragamo SpA(1)(2)	1,517	9,861
Sanlorenzo SpA(2)	180	6,230
Sesa SpA(2)	216	20,065
Snam SpA	44,971	269,061
Stellantis NV	20,661	210,607
Technogym SpA	5,742	77,797
Telecom Italia SpA(1)(2)	49,767	21,290
Telecom Italia SpA, Preference Shares(1)	37,591	17,649
Tenaris SA, ADR	1,830	61,213
Terna - Rete Elettrica Nazionale	9,784	99,768
UniCredit SpA	18,070	1,162,018
Unipol Assicurazioni SpA	5,271	103,163
Webuild SpA(2)	15,766	64,323
		9,505,225
Japan — 20.5%
77 Bank Ltd.	1,600	54,022
A&D HOLON Holdings Co. Ltd.(2)	2,000	27,827
ABC-Mart, Inc.	2,000	39,006
Acom Co. Ltd.	12,500	35,814
Adastria Co. Ltd.	1,100	21,359
ADEKA Corp.	1,300	23,975
Advantest Corp.	9,100	460,243

Adventure, Inc.	200	5,097
Aeon Co. Ltd.	11,600	356,620
AEON Financial Service Co. Ltd.	3,500	31,818
Aeon Hokkaido Corp.	3,200	19,607
Aeon Mall Co. Ltd.	4,100	81,630
AGC, Inc.	4,800	142,380
Ai Holdings Corp.	100	1,596
Aica Kogyo Co. Ltd.	1,300	32,791
Aichi Financial Group, Inc.	1,966	35,204
Aichi Steel Corp.	900	46,570
Aida Engineering Ltd.	200	1,305
Aiful Corp.	3,700	10,214
Ain Holdings, Inc.	400	15,621
Air Water, Inc.	4,100	57,218
Airman Corp.(2)	1,500	20,420
Aisan Industry Co. Ltd.	1,000	12,819
Aisin Corp.	18,500	235,400
Ajinomoto Co., Inc.	7,200	179,999
Akatsuki, Inc.	100	2,010
Alconix Corp.	1,900	22,384
Alfresa Holdings Corp.	5,900	79,438
Alpen Co. Ltd.(2)	400	6,484
Alps Alpine Co. Ltd.	8,100	77,565
Altech Corp.	300	5,755
Amada Co. Ltd.	6,300	64,374
Amano Corp.	1,300	38,323
Amvis Holdings, Inc.	400	1,256
ANA Holdings, Inc.	4,700	93,065
Anycolor, Inc.	1,000	27,248
AOKI Holdings, Inc.	2,600	27,108
Aoyama Trading Co. Ltd.	1,700	25,694
Aoyama Zaisan Networks Co. Ltd.	1,500	18,869
Aozora Bank Ltd.	2,800	40,780
Arata Corp.	500	10,502
ARCLANDS Corp.	2,022	23,976
Arcs Co. Ltd.	1,400	27,808
Arealink Co. Ltd.	1,300	19,258
Argo Graphics, Inc.	700	24,563
Arisawa Manufacturing Co. Ltd.	200	1,967
Artience Co. Ltd.	1,300	26,814
As One Corp.	400	6,178
Asahi Co. Ltd.	300	2,830
Asahi Diamond Industrial Co. Ltd.	1,700	8,616
Asahi Group Holdings Ltd.	4,800	63,264
Asahi Intecc Co. Ltd.	1,400	21,710
Asahi Kasei Corp.	23,300	163,727
Asahi Yukizai Corp.(2)	500	13,519
Asanuma Corp.	1,000	5,107
Asics Corp.	14,000	337,415
ASKA Pharmaceutical Holdings Co. Ltd.	500	8,100
ASKUL Corp.	1,100	11,809
Astellas Pharma, Inc.	8,000	79,021
Astena Holdings Co. Ltd.(2)	1,500	4,899
Aucnet, Inc.(2)	2,000	21,378
Autobacs Seven Co. Ltd.	2,500	25,101

Avant Group Corp.	1,200	12,780
Awa Bank Ltd.	1,500	29,333
Axial Retailing, Inc.	2,400	19,015
Azbil Corp.	3,200	28,111
AZ-COM MARUWA Holdings, Inc.	400	2,946
Bandai Namco Holdings, Inc.	10,300	327,246
Bando Chemical Industries Ltd.	2,300	25,857
Bank of Iwate Ltd.	200	4,141
Bank of Nagoya Ltd.	200	11,168
Bank of the Ryukyus Ltd.	900	7,246
Base Co. Ltd.	300	7,178
BayCurrent, Inc.	2,800	148,811
Belc Co. Ltd.	400	19,602
Belluna Co. Ltd.	800	4,900
Bic Camera, Inc.	3,100	32,245
BIPROGY, Inc.	2,100	85,056
BML, Inc.	800	16,640
Bridgestone Corp.	6,000	257,610
Brother Industries Ltd.	7,800	133,117
Bunka Shutter Co. Ltd.	2,100	31,190
C Uyemura & Co. Ltd.	400	25,445
Calbee, Inc.	1,300	25,640
Canon Electronics, Inc.	1,300	24,828
Canon Marketing Japan, Inc.	1,800	66,792
Canon, Inc.(2)	6,100	186,349
Capcom Co. Ltd.	3,600	106,799
Carenet, Inc.	800	3,824
Casio Computer Co. Ltd.	700	5,055
Cawachi Ltd.	200	3,903
Celsys, Inc.(2)	900	9,004
Central Automotive Products Ltd.	1,800	22,085
Central Glass Co. Ltd.(2)	1,000	20,163
Central Japan Railway Co.(2)	16,700	364,823
Chiba Bank Ltd.	9,600	87,246
Chiba Kogyo Bank Ltd.(2)	3,100	25,238
Chori Co. Ltd.	300	7,971
Chubu Electric Power Co., Inc.	6,500	79,619
Chubu Shiryo Co. Ltd.	400	4,240
Chubu Steel Plate Co. Ltd.(2)	1,400	19,475
Chudenko Corp.	200	4,625
Chugai Pharmaceutical Co. Ltd.	4,900	256,179
Chugin Financial Group, Inc.	5,200	62,843
Chugoku Electric Power Co., Inc.	5,800	28,471
Citizen Watch Co. Ltd.	6,900	41,316
CMK Corp.	4,300	10,049
Coca-Cola Bottlers Japan Holdings, Inc.	4,900	80,898
COLOPL, Inc.	600	2,159
Colowide Co. Ltd.	1,200	15,105
Computer Engineering & Consulting Ltd.	300	4,771
COMSYS Holdings Corp.	3,600	82,542
Comture Corp.	1,600	19,139
Concordia Financial Group Ltd.	21,300	136,546
Cosmo Energy Holdings Co. Ltd.	2,400	101,230
Cosmos Pharmaceutical Corp.(2)	1,000	61,374
Cover Corp.(1)(2)	1,100	15,735

Create Restaurants Holdings, Inc.	2,400	23,306
Create SD Holdings Co. Ltd.(2)	200	4,389
Credit Saison Co. Ltd.	5,200	141,495
Creek & River Co. Ltd.	500	5,185
CTI Engineering Co. Ltd.	1,600	28,473
Curves Holdings Co. Ltd.	3,800	17,969
CyberAgent, Inc.	7,700	77,931
Cybozu, Inc.	700	15,247
Dai Nippon Printing Co. Ltd.	4,400	64,886
Daicel Corp.	7,700	65,658
Dai-Dan Co. Ltd.	400	11,554
Daido Steel Co. Ltd.	5,000	33,784
Daiei Kankyo Co. Ltd.	1,500	31,560
Daifuku Co. Ltd.	6,300	166,734
Daiho Corp.(2)	2,000	11,495
Daiichi Jitsugyo Co. Ltd.	600	9,262
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	917
Dai-ichi Life Holdings, Inc.	58,800	458,963
Daiichi Sankyo Co. Ltd.	17,400	463,082
Daiichikosho Co. Ltd.	3,200	34,732
Daikin Industries Ltd.	1,000	113,781
Daikoku Denki Co. Ltd.	600	8,812
Daikokutenbussan Co. Ltd.(2)	200	10,575
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	8,661
Daio Paper Corp.(2)	5,500	31,705
Daiseki Co. Ltd.	660	16,131
Daishi Hokuetsu Financial Group, Inc.	2,900	66,680
Daishinku Corp.	1,400	5,145
Daito Pharmaceutical Co. Ltd.(2)	440	3,006
Daito Trust Construction Co. Ltd.	1,600	180,230
Daiwa House Industry Co. Ltd.	8,600	289,957
Daiwa Securities Group, Inc.	18,400	124,464
Daiwabo Holdings Co. Ltd.	3,800	64,017
DCM Holdings Co. Ltd.	1,000	9,119
Denka Co. Ltd.	2,300	32,740
Denso Corp.	12,200	164,710
Dentsu Group, Inc.	1,900	41,039
Dentsu Soken, Inc.	400	18,852
Denyo Co. Ltd.(2)	200	3,722
Dexerials Corp.	6,300	91,627
DIC Corp.	3,800	78,284
Digital Arts, Inc.	300	15,105
Dip Corp.	1,600	24,833
Disco Corp.	700	156,808
DMG Mori Co. Ltd.	3,600	76,923
Doshisha Co. Ltd.	400	6,369
Doutor Nichires Holdings Co. Ltd.	300	5,491
Dowa Holdings Co. Ltd.	1,500	47,439
DTS Corp.	700	24,005
DyDo Group Holdings, Inc.(2)	1,300	24,173
Eagle Industry Co. Ltd.	200	2,659
Earth Corp.	600	20,894
East Japan Railway Co.	20,800	435,922
Ebara Corp.	10,000	159,918
EDION Corp.	2,400	31,744

E-Guardian, Inc.	400	5,573
Eisai Co. Ltd.(2)	1,400	40,085
Eizo Corp.	1,200	17,203
Elecom Co. Ltd.	2,100	24,859
Electric Power Development Co. Ltd.	6,500	109,221
en Japan, Inc.	1,300	15,497
ENEOS Holdings, Inc.(2)	70,000	331,667
Enigmo, Inc.	600	1,259
Enplas Corp.	300	7,963
ESPEC Corp.	200	3,856
Exedy Corp.	1,200	35,775
EXEO Group, Inc.	5,600	71,373
FANUC Corp.	3,000	80,068
Fast Retailing Co. Ltd.	1,500	499,634
FCC Co. Ltd.	2,500	48,797
Ferrotec Holdings Corp.(2)	2,100	38,454
First Bank of Toyama Ltd.	3,100	20,989
Fixstars Corp.(2)	800	12,104
Food & Life Cos. Ltd.	2,000	85,578
Foster Electric Co. Ltd.	100	983
FP Corp.	1,300	26,464
France Bed Holdings Co. Ltd.	200	1,752
Fudo Tetra Corp.	100	1,534
Fuji Co. Ltd.(2)	1,600	22,553
Fuji Corp. /Aichi	2,900	46,421
Fuji Electric Co. Ltd.	3,000	132,516
Fuji Kyuko Co. Ltd.	200	2,952
Fuji Media Holdings, Inc.	600	11,917
Fuji Oil Co. Ltd.	1,300	26,627
Fuji Seal International, Inc.	1,400	24,953
Fujibo Holdings, Inc.	700	25,401
Fujicco Co. Ltd.	200	2,238
FUJIFILM Holdings Corp.	5,100	115,121
Fujikura Composites, Inc.	700	6,856
Fujikura Ltd.	8,100	375,981
Fujita Kanko, Inc.	400	26,477
Fujitsu Ltd.	19,000	435,145
Fujiya Co. Ltd.	300	4,960
Fukuda Corp.	200	6,950
Fukuda Denshi Co. Ltd.	500	22,874
Fukui Computer Holdings, Inc.	500	10,600
Fukuoka Financial Group, Inc.	3,300	90,482
Fukuyama Transporting Co. Ltd.	1,000	22,622
FULLCAST Holdings Co. Ltd.	700	8,708
Funai Soken Holdings, Inc.	800	13,172
Furukawa Co. Ltd.	1,900	29,655
Furukawa Electric Co. Ltd.	2,800	132,987
Furuno Electric Co. Ltd.	1,300	25,979
Furyu Corp.	700	4,646
Fuso Chemical Co. Ltd.	900	23,909
Futaba Industrial Co. Ltd.	4,100	21,203
Future Corp.(2)	600	8,938
Fuyo General Lease Co. Ltd.	2,400	66,309
G-7 Holdings, Inc.	200	1,857
Gakken Holdings Co. Ltd.	1,500	9,893

Galilei Co. Ltd.	400	8,530
Genki Global Dining Concepts Corp.	1,200	32,259
Genky DrugStores Co. Ltd.	400	9,974
Giken Ltd.	400	3,914
GLOBERIDE, Inc.	400	5,655
Glory Ltd.	2,300	49,115
GMO Financial Holdings, Inc.(2)	1,200	6,719
GMO internet group, Inc.	2,400	58,331
GMO Payment Gateway, Inc.	1,100	67,237
Godo Steel Ltd.	700	18,309
Goldcrest Co. Ltd.(2)	500	12,236
Goldwin, Inc.	600	34,365
GREE Holdings, Inc.	3,600	13,065
GS Yuasa Corp.	3,200	58,300
G-Tekt Corp.	900	10,802
Gunma Bank Ltd.	8,300	68,728
Gunze Ltd.	800	18,749
H.U. Group Holdings, Inc.	1,800	38,646
H2O Retailing Corp.	3,200	43,732
Hachijuni Bank Ltd.	8,200	66,824
Hagiwara Electric Holdings Co. Ltd.	700	16,213
Hakuhodo DY Holdings, Inc.	5,500	43,120
Halows Co. Ltd.	600	19,607
Hamakyorex Co. Ltd.	4,000	35,641
Hamamatsu Photonics KK	2,600	27,897
Hankyu Hanshin Holdings, Inc.	1,900	51,109
Hanwa Co. Ltd.	1,300	47,176
Happinet Corp.	600	21,572
Haseko Corp.	5,200	75,735
Hazama Ando Corp.	4,900	49,240
Heiwa Corp.	2,000	29,091
Heiwado Co. Ltd.	1,000	19,066
Hikari Tsushin, Inc.	200	54,443
Hino Motors Ltd.(1)	11,700	37,811
Hirogin Holdings, Inc.	6,800	58,812
Hirose Electric Co. Ltd.	600	70,326
HIS Co. Ltd.(2)	3,300	36,955
Hisamitsu Pharmaceutical Co., Inc.	200	5,704
Hitachi Construction Machinery Co. Ltd.	1,900	57,745
Hitachi Ltd.	40,200	1,119,984
Hogy Medical Co. Ltd.	100	2,662
Hokkaido Electric Power Co., Inc.(2)	5,300	26,023
Hokko Chemical Industry Co. Ltd.	200	1,790
Hokkoku Financial Holdings, Inc.(2)	700	24,027
Hokuetsu Corp.(2)	3,800	26,578
Hokuhoku Financial Group, Inc.	3,100	59,750
Hokuriku Electric Power Co.	2,600	12,608
Hokuto Corp.	200	2,494
Honda Motor Co. Ltd., ADR(2)	15,481	472,480
Hoosiers Holdings Co. Ltd.	200	1,656
Horiba Ltd.	900	64,037
Hoshizaki Corp.	600	22,348
Hosiden Corp.	800	12,048
Hosokawa Micron Corp.	200	5,506
House Foods Group, Inc.	600	11,412

Hoya Corp.	1,884	222,440
HS Holdings Co. Ltd.	200	1,343
Hulic Co. Ltd.(2)	3,900	39,488
Hyakugo Bank Ltd.	8,800	43,112
Hyakujushi Bank Ltd.	200	5,584
Ibiden Co. Ltd.	1,300	52,816
Icom, Inc.	200	4,210
Idec Corp.	800	12,775
Idemitsu Kosan Co. Ltd.	28,000	170,549
IDOM, Inc.	900	6,380
IHI Corp.	5,000	481,250
Iida Group Holdings Co. Ltd.	1,100	15,428
Iino Kaiun Kaisha Ltd.(2)	3,000	20,519
Inaba Denki Sangyo Co. Ltd.	1,800	48,356
Inabata & Co. Ltd.	1,400	30,756
Ines Corp.	100	1,164
I-Net Corp.	100	1,297
Infomart Corp.(2)	200	577
INFRONEER Holdings, Inc.	6,084	49,616
Inpex Corp.	17,100	228,657
Insource Co. Ltd.	1,600	11,149
Intage Holdings, Inc.	200	2,449
Integral Corp.(2)	800	14,920
Internet Initiative Japan, Inc.	3,900	75,191
IR Japan Holdings Ltd.	100	458
Iriso Electronics Co. Ltd.	1,200	21,701
Iseki & Co. Ltd.	500	4,380
Isetan Mitsukoshi Holdings Ltd.	3,400	51,403
Ishihara Sangyo Kaisha Ltd.	900	11,554
Isuzu Motors Ltd.	13,800	186,533
Ito En Ltd.	3,600	78,971
ITOCHU Corp.	4,600	244,150
Itochu Enex Co. Ltd.	1,900	22,219
Itochu-Shokuhin Co. Ltd.	400	27,741
Itoham Yonekyu Holdings, Inc.	520	18,097
IwaiCosmo Holdings, Inc.	1,500	22,105
Iwatani Corp.	4,000	41,228
Iyogin Holdings, Inc.	9,100	99,128
Izumi Co. Ltd.	1,300	29,557
J Front Retailing Co. Ltd.	11,700	163,860
J Trust Co. Ltd.	1,200	3,429
JAC Recruitment Co. Ltd.	1,200	7,570
Jaccs Co. Ltd.(2)	900	25,218
JAFCO Group Co. Ltd.	2,100	35,429
Japan Airlines Co. Ltd.	4,200	84,974
Japan Airport Terminal Co. Ltd.	2,200	68,155
Japan Aviation Electronics Industry Ltd.	2,300	39,834
Japan Elevator Service Holdings Co. Ltd.	500	12,464
Japan Exchange Group, Inc.	10,600	116,106
Japan Lifeline Co. Ltd.	2,400	24,132
Japan Material Co. Ltd.	500	5,104
Japan Petroleum Exploration Co. Ltd.	6,500	45,028
Japan Post Bank Co. Ltd.	16,200	174,711
Japan Post Holdings Co. Ltd.	18,400	180,292
Japan Post Insurance Co. Ltd.	3,400	74,787

Japan Pulp & Paper Co. Ltd.	2,000	8,237
Japan Steel Works Ltd.	600	28,301
Japan Wool Textile Co. Ltd.(2)	700	7,252
JCU Corp.	1,000	22,136
JDC Corp.	200	648
Jeol Ltd.	1,400	38,905
JFE Holdings, Inc.	14,600	173,121
JGC Holdings Corp.	4,900	41,152
JINS Holdings, Inc.	600	35,362
J-Oil Mills, Inc.	1,500	20,481
Joshin Denki Co. Ltd.	300	4,740
Joyful Honda Co. Ltd.(2)	900	12,823
JSB Co. Ltd.	400	10,139
JTEKT Corp.	7,500	58,943
Juki Corp.(1)	1,000	2,446
Juroku Financial Group, Inc.	1,000	34,119
Justsystems Corp.	600	14,305
JVCKenwood Corp.	9,700	79,304
Kadokawa Corp.	400	9,881
Kaga Electronics Co. Ltd.	1,200	22,095
Kajima Corp.	4,200	103,467
Kakaku.com, Inc.	3,800	64,810
Kamei Corp.	1,600	26,123
Kamigumi Co. Ltd.	2,000	55,374
Kanadevia Corp.	7,700	50,245
Kanamoto Co. Ltd.	1,300	29,703
Kandenko Co. Ltd.	4,500	92,633
Kaneka Corp.	1,700	46,176
Kanematsu Corp.	3,400	64,281
Kansai Electric Power Co., Inc.	7,300	82,827
Kansai Paint Co. Ltd.	300	4,266
Kanto Denka Kogyo Co. Ltd.	1,200	7,017
Kao Corp.	3,300	150,650
Katitas Co. Ltd.	2,200	33,564
Kato Sangyo Co. Ltd.	1,400	51,386
Kawada Technologies, Inc.	1,200	30,128
Kawasaki Heavy Industries Ltd.	5,100	357,636
Kawasaki Kisen Kaisha Ltd.	5,400	81,208
KDDI Corp.	45,200	782,435
KeePer Technical Laboratory Co. Ltd.(2)	300	8,346
Keihan Holdings Co. Ltd.	3,500	76,256
Keihanshin Building Co. Ltd.	300	3,120
Keikyu Corp.	7,200	73,994
Keio Corp.	800	19,417
Keisei Electric Railway Co. Ltd.(2)	1,500	14,342
KEIWA, Inc.	400	2,669
Keiyo Bank Ltd.	1,500	10,025
Kewpie Corp.(2)	1,900	44,806
Keyence Corp.	700	292,999
KH Neochem Co. Ltd.	1,200	20,516
Kikkoman Corp.(2)	2,500	22,808
Kinden Corp.	2,300	62,208
Kintetsu Group Holdings Co. Ltd.	4,500	88,511
Kirin Holdings Co. Ltd.	5,600	80,339
Kissei Pharmaceutical Co. Ltd.	400	11,899

Kitanotatsujin Corp.(2)	200	199
Kitz Corp.	2,700	21,754
Kiyo Bank Ltd.	1,800	32,340
Koa Corp.	2,100	12,186
Koatsu Gas Kogyo Co. Ltd.	200	1,429
Kobe Bussan Co. Ltd.	1,200	37,919
Kobe Steel Ltd.(2)	11,700	134,808
Koei Tecmo Holdings Co. Ltd.	1,020	16,875
Kohnan Shoji Co. Ltd.	1,100	28,341
Koito Manufacturing Co. Ltd.	3,500	44,295
Kojima Co. Ltd.(2)	1,100	7,939
Kokuyo Co. Ltd.	500	10,576
Komatsu Ltd.	13,300	404,203
KOMEDA Holdings Co. Ltd.	800	15,733
Komeri Co. Ltd.	1,100	21,975
Komori Corp.	1,500	14,956
Konami Group Corp.	1,100	149,317
Konica Minolta, Inc.(1)	24,300	74,149
Konishi Co. Ltd.	800	6,134
Konoike Transport Co. Ltd.	1,400	27,590
Kose Corp.	200	8,004
Koshidaka Holdings Co. Ltd.	1,800	13,927
Kotobuki Spirits Co. Ltd.(2)	3,300	53,229
KPP Group Holdings Co. Ltd.	2,100	10,487
Krosaki Harima Corp.	1,200	24,177
K's Holdings Corp.	5,300	50,987
Kubota Corp.(2)	11,700	134,220
Kumagai Gumi Co. Ltd.	1,700	48,702
Kura Sushi, Inc.(2)	1,100	24,300
Kurabo Industries Ltd.	800	39,439
Kuraray Co. Ltd.	10,800	136,743
Kureha Corp.(2)	1,500	34,937
Kurita Water Industries Ltd.	1,800	67,163
Kusuri No. Aoki Holdings Co. Ltd.	2,100	51,423
KYB Corp.	1,800	39,001
Kyocera Corp.	7,600	92,405
Kyoei Steel Ltd.	1,500	20,203
Kyokuto Kaihatsu Kogyo Co. Ltd.(2)	400	7,107
Kyokuyo Co. Ltd.	200	6,205
Kyoto Financial Group, Inc.(2)	3,600	59,996
Kyowa Kirin Co. Ltd.(2)	1,500	24,515
Kyushu Electric Power Co., Inc.	11,100	95,331
Kyushu Financial Group, Inc.	2,500	12,683
Kyushu Railway Co.	3,200	85,912
Lasertec Corp.(2)	800	79,783
LEC, Inc.	400	3,311
Leopalace21 Corp.	9,300	41,819
Life Corp.	2,000	28,113
Lifedrink Co., Inc.	2,400	33,691
Lintec Corp.	1,600	31,705
Lion Corp.	2,400	26,033
LITALICO, Inc.	500	4,611
Lixil Corp.	8,000	90,046
LY Corp.	25,100	90,508
M&A Capital Partners Co. Ltd.	100	1,897

M3, Inc.	3,100	43,519
Mabuchi Motor Co. Ltd.	1,200	18,020
Maeda Kosen Co. Ltd.	1,700	25,039
Makino Milling Machine Co. Ltd.	600	46,502
Makita Corp.	5,100	156,250
Mani, Inc.	200	1,669
MarkLines Co. Ltd.	400	5,571
Marubeni Corp.	7,000	141,885
Marudai Food Co. Ltd.	200	2,531
Maruha Nichiro Corp.	1,300	28,085
Marui Group Co. Ltd.	6,700	137,034
Maruichi Steel Tube Ltd.	600	14,413
MARUKA FURUSATO Corp.	500	7,880
Marusan Securities Co. Ltd.	1,100	6,714
Maruwa Co. Ltd.	200	48,444
Maruzen Showa Unyu Co. Ltd.	200	8,793
Matsuda Sangyo Co. Ltd.	1,200	27,596
Matsui Securities Co. Ltd.	1,500	7,288
MatsukiyoCocokara & Co.	1,800	36,302
Matsuyafoods Holdings Co. Ltd.	500	19,507
Maxell Ltd.	1,400	17,456
Mazda Motor Corp.	16,100	100,991
McDonald's Holdings Co. Japan Ltd.(2)	700	29,684
MCJ Co. Ltd.	2,900	26,507
Mebuki Financial Group, Inc.	20,300	100,019
Media Do Co. Ltd.	200	2,342
Medipal Holdings Corp.	3,000	46,917
MedPeer, Inc.	200	1,040
Megachips Corp.	800	26,990
Megmilk Snow Brand Co. Ltd.	1,500	29,318
Meidensha Corp.	1,100	33,122
MEIJI Holdings Co. Ltd.	4,400	98,383
Meiko Electronics Co. Ltd.	1,400	55,719
Meisei Industrial Co. Ltd.	2,500	25,487
MEITEC Group Holdings, Inc.	2,600	58,104
Menicon Co. Ltd.	1,100	8,277
Mercari, Inc.(1)	4,700	77,679
Micronics Japan Co. Ltd.	1,300	32,558
Milbon Co. Ltd.	100	1,734
Minebea Mitsumi, Inc.	2,600	36,331
Mirait One Corp.	3,900	68,837
Mirarth Holdings, Inc.	7,600	20,494
Miroku Jyoho Service Co. Ltd.	200	2,460
MISUMI Group, Inc.	6,300	83,096
Mitsuba Corp.	200	1,148
Mitsubishi Chemical Group Corp.	36,700	195,355
Mitsubishi Corp.(2)	17,200	347,929
Mitsubishi Electric Corp.	13,300	265,428
Mitsubishi Estate Co. Ltd.	10,000	181,740
Mitsubishi Gas Chemical Co., Inc.	3,700	56,817
Mitsubishi HC Capital, Inc.(2)	24,830	182,324
Mitsubishi Heavy Industries Ltd.	39,100	900,332
Mitsubishi Logisnext Co. Ltd.	2,200	33,289
Mitsubishi Logistics Corp.	5,000	40,397
Mitsubishi Materials Corp.	4,200	65,319

Mitsubishi Motors Corp.	20,900	62,734
Mitsubishi Research Institute, Inc.	400	12,832
Mitsubishi UFJ Financial Group, Inc., ADR(2)	110,438	1,559,385
Mitsui & Co. Ltd.(2)	11,000	229,693
Mitsui Chemicals, Inc.	3,900	88,595
Mitsui DM Sugar Co. Ltd.	100	2,170
Mitsui Fudosan Co. Ltd.	17,400	166,648
Mitsui High-Tec, Inc.(2)	1,500	7,509
Mitsui Matsushima Holdings Co. Ltd.(2)	500	16,864
Mitsui Mining & Smelting Co. Ltd.	2,500	85,266
Mitsui OSK Lines Ltd.(2)	4,100	145,353
Mitsui-Soko Holdings Co. Ltd.	3,000	79,153
Mitsuuroko Group Holdings Co. Ltd.	400	5,326
Miura Co. Ltd.	3,500	73,551
MIXI, Inc.	300	6,938
Miyaji Engineering Group, Inc.(2)	2,000	25,347
Miyazaki Bank Ltd.	300	7,155
Mizuho Financial Group, Inc., ADR	151,792	843,964
Mizuho Leasing Co. Ltd.	4,000	29,718
Mizuho Medy Co. Ltd.	600	6,452
Mizuno Corp.	1,200	22,873
Mochida Pharmaceutical Co. Ltd.	100	2,073
Modec, Inc.	2,800	97,765
Monogatari Corp.	1,200	29,761
MonotaRO Co. Ltd.(2)	4,400	90,766
Morinaga & Co. Ltd.	2,600	43,039
Morinaga Milk Industry Co. Ltd.	2,000	45,933
Moriroku Co. Ltd.	400	7,200
Morita Holdings Corp.	600	8,812
MrMax Holdings Ltd.	400	1,886
MS&AD Insurance Group Holdings, Inc.	23,400	557,352
m-up Holdings, Inc.	900	13,179
Murata Manufacturing Co. Ltd.	6,700	97,209
Musashi Seimitsu Industry Co. Ltd.	2,400	47,178
Musashino Bank Ltd.	1,500	33,892
Nachi-Fujikoshi Corp.	500	10,593
Nagase & Co. Ltd.	3,900	74,062
Nagoya Railroad Co. Ltd.	8,700	98,278
Namura Shipbuilding Co. Ltd.(2)	3,600	52,680
Nankai Electric Railway Co. Ltd.	3,900	58,954
Nanto Bank Ltd.	500	14,176
NEC Corp.	14,000	365,447
Nexon Co. Ltd.	1,200	21,601
NGK Insulators Ltd.	7,200	89,577
NH Foods Ltd.	2,200	77,355
NHK Spring Co. Ltd.	7,500	83,007
Nichias Corp.	1,500	51,817
Nichicon Corp.	1,400	11,491
Nichiha Corp.	1,300	27,582
Nichirei Corp.	5,400	69,608
Nichireki Group Co. Ltd.	100	1,742
NIDEC Corp.(2)	2,846	55,255
Nifco, Inc.	2,000	47,946
Nihon Dempa Kogyo Co. Ltd.	1,000	4,974
Nihon Flush Co. Ltd.	400	2,290

Nihon M&A Center Holdings, Inc.	8,400	41,268
Nihon Parkerizing Co. Ltd.	2,300	19,747
Nikkiso Co. Ltd.	3,200	26,646
Nikkon Holdings Co. Ltd.(2)	2,800	62,236
Nikon Corp.	7,200	72,530
Nintendo Co. Ltd.	4,100	334,504
Nippn Corp.	1,400	21,186
Nippon Carbon Co. Ltd.	400	12,029
Nippon Chemi-Con Corp.(1)(2)	500	3,798
Nippon Coke & Engineering Co. Ltd.(1)	7,500	4,416
Nippon Denko Co. Ltd.(2)	2,400	4,206
Nippon Densetsu Kogyo Co. Ltd.	2,100	34,967
Nippon Electric Glass Co. Ltd.	1,600	38,264
NIPPON EXPRESS HOLDINGS, Inc.	7,500	139,149
Nippon Gas Co. Ltd.	1,900	33,986
Nippon Kayaku Co. Ltd.	4,900	44,282
Nippon Light Metal Holdings Co. Ltd.	2,960	33,189
Nippon Paint Holdings Co. Ltd.(2)	2,500	18,833
Nippon Paper Industries Co. Ltd.	3,100	22,911
Nippon Parking Development Co. Ltd.	3,300	5,579
Nippon Road Co. Ltd.	1,000	17,407
Nippon Sanso Holdings Corp.	1,100	39,312
Nippon Seiki Co. Ltd.	400	3,894
Nippon Sheet Glass Co. Ltd.(1)	3,200	9,649
Nippon Shinyaku Co. Ltd.	500	12,343
Nippon Shokubai Co. Ltd.	3,200	36,860
Nippon Signal Co. Ltd.	3,400	24,891
Nippon Soda Co. Ltd.	1,400	28,719
Nippon Steel Corp.	20,400	410,351
Nippon Telegraph & Telephone Corp.	360,400	401,267
Nippon Television Holdings, Inc.	800	18,104
Nippon Thompson Co. Ltd.	2,500	8,988
Nippon Yakin Kogyo Co. Ltd.	1,000	27,080
Nippon Yusen KK	9,200	335,457
Nipro Corp.	5,600	49,278
Nishimatsuya Chain Co. Ltd.	800	11,605
Nishi-Nippon Financial Holdings, Inc.	3,400	50,656
Nishi-Nippon Railroad Co. Ltd.	2,800	42,487
Nishio Holdings Co. Ltd.	800	21,905
Nissan Chemical Corp.	1,100	33,069
Nissan Motor Co. Ltd.(1)(2)	44,200	112,126
Nissan Shatai Co. Ltd.(2)	4,400	33,747
Nissha Co. Ltd.	700	6,268
Nisshin Oillio Group Ltd.	1,100	36,845
Nisshin Seifun Group, Inc.	1,800	21,706
Nisshinbo Holdings, Inc.	3,200	20,523
Nissin Corp.	1,000	56,223
Nissin Foods Holdings Co. Ltd.	900	19,082
Nissui Corp.	8,300	48,630
Niterra Co. Ltd.	5,400	173,513
Nitori Holdings Co. Ltd.	600	59,795
Nittetsu Mining Co. Ltd.(2)	400	19,364
Nitto Denko Corp.	16,100	292,863
Nittoc Construction Co. Ltd.	200	1,457
Noevir Holdings Co. Ltd.	100	2,973

NOF Corp.	1,800	31,836
Nohmi Bosai Ltd.	800	20,438
Nojima Corp.	2,400	45,787
NOK Corp.	1,200	17,639
Nomura Micro Science Co. Ltd.(2)	800	11,826
Noritake Co. Ltd.	200	5,159
Noritsu Koki Co. Ltd.	1,000	31,133
Noritz Corp.(2)	1,900	24,987
North Pacific Bank Ltd.	8,100	32,021
NS Solutions Corp.	2,000	53,587
NS United Kaiun Kaisha Ltd.(2)	400	10,576
NSD Co. Ltd.	1,500	37,048
NSK Ltd.	4,700	21,134
NTN Corp.	16,300	24,407
NTT Data Group Corp.(2)	6,600	181,818
Obayashi Corp.	20,100	303,277
Obic Co. Ltd.	500	18,248
Odakyu Electric Railway Co. Ltd.	7,400	82,268
Ogaki Kyoritsu Bank Ltd.	400	6,952
Oiles Corp.(2)	400	5,804
Oisix ra daichi, Inc.(1)	2,300	24,890
Oji Holdings Corp.	23,900	113,375
Okamoto Industries, Inc.	600	21,391
Okamoto Machine Tool Works Ltd.	200	5,597
Okasan Securities Group, Inc.(2)	4,600	22,221
Oki Electric Industry Co. Ltd.	3,900	37,215
Okinawa Cellular Telephone Co.	1,300	42,963
Okinawa Financial Group, Inc.	400	7,875
OKUMA Corp.	1,400	35,293
Okumura Corp.	1,100	32,547
Okura Industrial Co. Ltd.	400	11,792
Okuwa Co. Ltd.	100	625
Olympus Corp.	5,000	64,065
Omron Corp.	700	18,097
Ono Pharmaceutical Co. Ltd.	7,300	79,484
Onward Holdings Co. Ltd.	6,200	24,148
Open House Group Co. Ltd.	2,900	125,301
Optex Group Co. Ltd.	1,900	20,489
Optim Corp.(1)	200	801
Oracle Corp.(2)	700	82,003
Organo Corp.	800	42,765
Orient Corp.	1,540	8,936
Oriental Land Co. Ltd.	2,500	55,552
Oriental Shiraishi Corp.	9,700	24,695
ORIX Corp., ADR	21,678	460,874
Osaka Gas Co. Ltd.	800	20,368
Osaka Steel Co. Ltd.(2)	900	15,749
OSG Corp.(2)	1,800	20,595
Otsuka Corp.	4,000	82,220
Otsuka Holdings Co. Ltd.	3,100	157,604
Pacific Industrial Co. Ltd.(2)	2,500	22,694
Pack Corp.	100	2,181
PAL GROUP Holdings Co. Ltd.	1,600	39,322
PALTAC Corp.	200	5,796
Pan Pacific International Holdings Corp.	6,500	212,859

Panasonic Holdings Corp.	37,400	428,659
Paramount Bed Holdings Co. Ltd.	1,200	20,707
Park24 Co. Ltd.	4,700	65,326
Pasona Group, Inc.(2)	800	12,634
Pegasus Co. Ltd.	1,200	4,605
Penta-Ocean Construction Co. Ltd.	14,100	85,335
Persol Holdings Co. Ltd.	54,700	102,148
Pigeon Corp.	1,600	20,684
Pilot Corp.(2)	700	19,382
Piolax, Inc.(2)	700	9,616
Pola Orbis Holdings, Inc.(2)	300	2,855
Pole To Win Holdings, Inc.	100	249
Premium Group Co. Ltd.	1,800	25,305
Press Kogyo Co. Ltd.	2,300	8,758
Prestige International, Inc.	2,200	9,722
Prima Meat Packers Ltd.	500	7,884
Quick Co. Ltd.	600	9,360
Raccoon Holdings, Inc.	300	1,724
Raito Kogyo Co. Ltd.	1,300	25,977
Raiznext Corp.	700	8,240
Rakus Co. Ltd.	400	6,175
Rakuten Bank Ltd.(1)	2,400	125,495
Rakuten Group, Inc.(1)	20,400	112,279
Rasa Industries Ltd.	500	11,593
Recruit Holdings Co. Ltd.	11,200	667,074
Relo Group, Inc.	3,700	44,118
Renesas Electronics Corp.	5,700	69,229
Rengo Co. Ltd.	7,000	36,088
Resona Holdings, Inc.	36,284	321,588
Resonac Holdings Corp.	5,000	109,583
Resorttrust, Inc.	6,800	76,988
Restar Corp.	500	8,581
Retail Partners Co. Ltd.	500	4,624
Ricoh Co. Ltd.(2)	16,400	152,917
Ricoh Leasing Co. Ltd.	400	14,407
Riken Vitamin Co. Ltd.	500	8,820
Rinnai Corp.	900	22,440
Riso Kyoiku Co. Ltd.(2)	1,600	2,507
Rohm Co. Ltd.(2)	4,000	43,298
Rohto Pharmaceutical Co. Ltd.	1,900	26,775
Round One Corp.	8,500	65,307
Royal Holdings Co. Ltd.(2)	1,200	20,959
Ryobi Ltd.	1,200	18,131
Ryohin Keikaku Co. Ltd.	8,800	335,893
S Foods, Inc.	200	3,618
Saibu Gas Holdings Co. Ltd.	1,500	18,567
Saizeriya Co. Ltd.(2)	700	24,236
Sakai Chemical Industry Co. Ltd.	800	14,536
Sakai Moving Service Co. Ltd.	200	3,492
Sakata INX Corp.	900	11,976
Sakura Internet, Inc.(2)	900	21,634
Sala Corp.(2)	2,000	12,931
San ju San Financial Group, Inc.	1,600	30,535
San-A Co. Ltd.	1,600	32,941
San-Ai Obbli Co. Ltd.	2,000	24,087

Sangetsu Corp.	2,200	43,768
San-In Godo Bank Ltd.	3,800	33,132
Sanken Electric Co. Ltd.(1)(2)	900	46,946
Sanki Engineering Co. Ltd.	1,800	47,328
Sankyo Co. Ltd.	6,500	113,367
Sankyu, Inc.	2,200	105,818
Sanoh Industrial Co. Ltd.	100	432
Sanrio Co. Ltd.	3,300	145,123
Sansan, Inc.(1)	700	9,748
Santen Pharmaceutical Co. Ltd.	8,300	92,331
Sanwa Holdings Corp.	5,400	185,907
Sanyo Chemical Industries Ltd.	100	2,559
Sanyo Denki Co. Ltd.	200	14,075
Sapporo Holdings Ltd.	1,700	86,630
Sato Corp.	500	7,034
SBI ARUHI Corp.	200	1,142
SBI Holdings, Inc.	11,200	339,198
SBI Sumishin Net Bank Ltd.	1,900	61,553
SBS Holdings, Inc.	1,000	18,799
SCREEN Holdings Co. Ltd.	1,500	106,720
Scroll Corp.	1,200	8,844
SCSK Corp.	3,400	103,198
Secom Co. Ltd.	3,000	109,242
Sega Sammy Holdings, Inc.	3,500	66,016
Seibu Holdings, Inc.	5,500	145,386
Seika Corp.	700	22,918
Seikagaku Corp.	700	3,132
Seikitokyu Kogyo Co. Ltd.(2)	200	2,004
Seiko Epson Corp.	6,500	84,100
Seiko Group Corp.	900	25,407
Seino Holdings Co. Ltd.	2,500	37,569
Seiren Co. Ltd.	1,600	27,531
Sekisui Chemical Co. Ltd.	6,400	111,180
Sekisui House Ltd.	2,500	56,693
Sekisui Jushi Corp.	100	1,333
Senko Group Holdings Co. Ltd.	6,600	81,952
Senshu Electric Co. Ltd.	400	13,213
Senshu Ikeda Holdings, Inc.(2)	7,300	27,492
Seria Co. Ltd.	1,100	20,155
Seven & i Holdings Co. Ltd.	20,600	309,837
Seven Bank Ltd.	24,400	46,938
SG Holdings Co. Ltd.	6,900	67,157
Sharp Corp.(1)	3,900	19,971
Shibaura Machine Co. Ltd.	900	20,879
Shibaura Mechatronics Corp.(2)	600	33,685
Shibuya Corp.	100	2,300
SHIFT, Inc.(1)	1,500	17,344
Shiga Bank Ltd.	600	25,602
Shikoku Bank Ltd.	3,000	23,854
Shikoku Electric Power Co., Inc.	900	7,293
Shikoku Kasei Holdings Corp.(2)	1,600	21,440
Shimadzu Corp.(2)	1,100	26,560
Shimamura Co. Ltd.	800	55,438
Shimano, Inc.	600	85,005
Shimizu Corp.	12,800	140,728

Shin-Etsu Chemical Co. Ltd.	8,800	280,985
Shin-Etsu Polymer Co. Ltd.	200	2,328
Shinmaywa Industries Ltd.	1,900	18,547
Shionogi & Co. Ltd.	9,900	165,305
Ship Healthcare Holdings, Inc.(2)	2,300	29,715
Shiseido Co. Ltd.(2)	2,000	32,190
Shizuoka Financial Group, Inc.	9,200	107,806
SHO-BOND Holdings Co. Ltd.	500	16,968
Shoei Co. Ltd.	1,600	17,896
Showa Sangyo Co. Ltd.	1,100	22,096
SIGMAXYZ Holdings, Inc.	1,800	14,841
Siix Corp.	300	2,406
Sinfonia Technology Co. Ltd.	1,600	86,353
Sinko Industries Ltd.	600	5,042
Sintokogio Ltd.	200	1,155
SK-Electronics Co. Ltd.	800	13,472
SKY Perfect JSAT Holdings, Inc.	5,600	48,752
Skylark Holdings Co. Ltd.	2,200	48,580
SMC Corp.	153	57,369
SMS Co. Ltd.	1,300	12,969
Sodick Co. Ltd.	2,100	13,182
SoftBank Corp.	206,000	316,531
SoftBank Group Corp.	10,100	527,607
Sohgo Security Services Co. Ltd.	8,500	59,159
Sojitz Corp.	5,940	146,504
Solasto Corp.	100	286
Sompo Holdings, Inc.	17,400	526,548
Sony Group Corp., ADR(2)	74,405	1,962,804
Sotetsu Holdings, Inc.	4,100	61,174
Sparx Group Co. Ltd.	420	4,396
S-Pool, Inc.	1,600	3,947
Square Enix Holdings Co. Ltd.	1,900	119,351
Stanley Electric Co. Ltd.	1,700	32,701
Star Micronics Co. Ltd.	2,100	24,723
Starts Corp., Inc.	1,000	29,356
Starzen Co. Ltd.	600	4,664
Stella Chemifa Corp.	200	5,226
Strike Co. Ltd.	400	10,026
Subaru Corp.	12,600	231,299
Sugi Holdings Co. Ltd.	3,100	68,105
SUMCO Corp.	8,800	59,482
Sumida Corp.	1,500	10,497
Sumiseki Holdings, Inc.	1,700	7,835
Sumitomo Bakelite Co. Ltd.	1,000	27,171
Sumitomo Chemical Co. Ltd.	65,600	157,305
Sumitomo Corp.	7,300	185,906
Sumitomo Densetsu Co. Ltd.	900	40,147
Sumitomo Electric Industries Ltd.	15,800	331,417
Sumitomo Forestry Co. Ltd.(2)	3,200	92,895
Sumitomo Heavy Industries Ltd.	2,500	52,280
Sumitomo Metal Mining Co. Ltd.	4,100	93,367
Sumitomo Mitsui Financial Group, Inc., ADR(2)	63,174	973,511
Sumitomo Mitsui Trust Group, Inc.	9,400	254,361
Sumitomo Osaka Cement Co. Ltd.	1,900	50,493
Sumitomo Pharma Co. Ltd.(1)	800	4,198

Sumitomo Realty & Development Co. Ltd.	4,200	160,889
Sumitomo Riko Co. Ltd.	3,000	35,855
Sumitomo Rubber Industries Ltd.	7,200	89,526
Sumitomo Seika Chemicals Co. Ltd.(2)	200	6,257
Sumitomo Warehouse Co. Ltd.	1,300	27,021
Sundrug Co. Ltd.	1,900	59,166
Suntory Beverage & Food Ltd.(2)	2,000	64,942
Suruga Bank Ltd.	2,600	23,992
Suzuki Motor Corp.(2)	19,600	248,745
SWCC Corp.	1,100	53,090
Sysmex Corp.	3,600	60,409
Systena Corp.	12,000	33,045
Syuppin Co. Ltd.	600	4,615
T Hasegawa Co. Ltd.	200	4,039
T&D Holdings, Inc.	8,300	189,884
Tachibana Eletech Co. Ltd.	1,400	24,732
Tachi-S Co. Ltd.	1,000	11,969
Tadano Ltd.	2,200	14,974
Taihei Dengyo Kaisha Ltd.	500	17,628
Taiheiyo Cement Corp.	4,300	109,996
Taisei Corp.	4,000	222,955
Taiyo Holdings Co. Ltd.	1,800	73,880
Taiyo Yuden Co. Ltd.	1,800	30,043
Takamatsu Construction Group Co. Ltd.	100	1,948
Takara Bio, Inc.	1,000	5,481
Takara Holdings, Inc.	4,600	40,752
Takara Standard Co. Ltd.	1,200	19,199
Takasago International Corp.	400	18,284
Takasago Thermal Engineering Co. Ltd.	1,500	68,931
Takashimaya Co. Ltd.	8,400	66,953
Takeda Pharmaceutical Co. Ltd., ADR(2)	11,069	166,367
Takuma Co. Ltd.	500	7,041
Tamron Co. Ltd.	1,600	38,267
Tanseisha Co. Ltd.	800	5,995
TBS Holdings, Inc.	600	19,206
TDK Corp.	31,500	344,932
TechMatrix Corp.	2,200	32,333
TechnoPro Holdings, Inc.	1,500	40,710
Teijin Ltd.	8,200	65,836
Teikoku Electric Manufacturing Co. Ltd.	400	8,761
Teikoku Sen-I Co. Ltd.	200	3,745
Terumo Corp.(2)	3,800	69,756
THK Co. Ltd.	2,000	54,532
TIS, Inc.	2,400	78,713
TKC Corp.	600	17,667
Toa Corp.	1,200	12,427
Toagosei Co. Ltd.(2)	1,300	12,613
Tobu Railway Co. Ltd.	4,000	70,790
Tocalo Co. Ltd.	1,600	19,805
Toho Bank Ltd.(2)	3,300	7,774
Toho Co. Ltd.	700	36,903
Toho Gas Co. Ltd.	1,700	47,517
Tohoku Electric Power Co., Inc.	7,900	54,896
Tokai Carbon Co. Ltd.(2)	10,400	74,509
Tokai Corp.	200	3,048

TOKAI Holdings Corp.	6,100	41,739
Tokai Rika Co. Ltd.	1,800	27,421
Tokai Tokyo Financial Holdings, Inc.	4,500	14,945
Token Corp.	100	9,292
Tokio Marine Holdings, Inc.	25,100	1,061,537
Tokushu Tokai Paper Co. Ltd.	100	2,512
Tokuyama Corp.	2,300	44,803
Tokyo Century Corp.	4,400	46,543
Tokyo Electric Power Co. Holdings, Inc.(1)	30,700	84,240
Tokyo Electron Ltd.	2,300	361,939
Tokyo Gas Co. Ltd.	5,400	181,076
Tokyo Kiraboshi Financial Group, Inc.	1,100	42,940
Tokyo Metro Co. Ltd.	2,900	36,631
Tokyo Ohka Kogyo Co. Ltd.	1,500	38,669
Tokyo Steel Manufacturing Co. Ltd.	1,600	17,069
Tokyo Tatemono Co. Ltd.	3,200	56,677
Tokyo Tekko Co. Ltd.	800	31,133
Tokyotokeiba Co. Ltd.	700	21,827
Tokyu Construction Co. Ltd.	2,800	17,722
Tokyu Corp.	11,300	137,201
Tokyu Fudosan Holdings Corp.	13,200	96,175
TOMONY Holdings, Inc.	5,200	19,401
Tomy Co. Ltd.	2,800	59,338
TOPPAN Holdings, Inc.	4,500	119,492
Topre Corp.	1,100	13,625
Topy Industries Ltd.	1,300	20,553
Toray Industries, Inc.	30,200	208,343
Toridoll Holdings Corp.(2)	1,300	37,339
Torii Pharmaceutical Co. Ltd.	100	4,396
Toshiba TEC Corp.	1,600	32,746
Tosoh Corp.	8,800	130,236
Totech Corp.	1,800	36,482
Totetsu Kogyo Co. Ltd.	300	7,252
TOTO Ltd.	1,100	28,135
Towa Bank Ltd.	200	983
Towa Corp.	1,500	15,905
Towa Pharmaceutical Co. Ltd.	600	12,711
Toyo Engineering Corp.	1,000	4,471
Toyo Gosei Co. Ltd.	100	3,205
Toyo Seikan Group Holdings Ltd.	3,300	64,719
Toyo Suisan Kaisha Ltd.	1,500	99,517
Toyo Tire Corp.	5,300	109,999
Toyobo Co. Ltd.(2)	3,000	18,717
Toyoda Gosei Co. Ltd.	2,300	44,546
Toyota Boshoku Corp.	4,300	61,301
Toyota Industries Corp.	1,500	187,540
Toyota Motor Corp., ADR(2)	9,586	1,826,804
Toyota Tsusho Corp.	9,600	202,880
TPR Co. Ltd.	1,800	24,576
Transcosmos, Inc.	1,000	23,291
TRE Holdings Corp.	2,768	25,706
Trend Micro, Inc.	3,000	224,677
Trusco Nakayama Corp.	2,300	32,593
TS Tech Co. Ltd.	3,300	36,857
Tsubakimoto Chain Co.	3,600	45,391

Tsuburaya Fields Holdings, Inc.	1,200	15,926
Tsugami Corp.	1,800	23,228
Tsukishima Holdings Co. Ltd.	500	7,029
Tsumura & Co.	600	14,228
Tsuruha Holdings, Inc.(2)	1,000	78,482
TV Asahi Holdings Corp.	400	7,230
UACJ Corp.	2,100	70,995
UBE Corp.	2,900	45,428
Uchida Yoko Co. Ltd.	200	12,469
U-Next Holdings Co. Ltd.	1,500	22,553
Unicharm Corp.	6,900	54,886
Unipres Corp.	1,100	7,527
United Arrows Ltd.	1,200	17,542
United Super Markets Holdings, Inc.	900	5,661
Universal Entertainment Corp.	100	720
Ushio, Inc.	1,200	14,835
USS Co. Ltd.	9,000	97,516
UT Group Co. Ltd.	200	3,480
Valor Holdings Co. Ltd.	1,200	20,323
ValueCommerce Co. Ltd.	200	1,109
Vector, Inc.	600	3,901
Visional, Inc.(1)	300	18,815
Vital KSK Holdings, Inc.	400	3,500
VT Holdings Co. Ltd.	6,300	20,883
Wacom Co. Ltd.	8,900	39,580
Wakita & Co. Ltd.	600	7,264
Warabeya Nichiyo Holdings Co. Ltd.	1,200	18,823
Welcia Holdings Co. Ltd.	4,700	83,279
West Holdings Corp.	300	3,286
West Japan Railway Co.	11,100	239,208
Xebio Holdings Co. Ltd.	800	6,338
Yahagi Construction Co. Ltd.	400	4,679
Yakult Honsha Co. Ltd.	1,400	28,351
YAKUODO Holdings Co. Ltd.	200	2,847
YAMABIKO Corp.	1,700	24,825
Yamada Holdings Co. Ltd.	19,200	57,673
Yamae Group Holdings Co. Ltd.	1,200	19,482
Yamaguchi Financial Group, Inc.	6,600	70,076
Yamaha Corp.	1,500	10,469
Yamaha Motor Co. Ltd.	30,800	236,342
Yamaichi Electronics Co. Ltd.	1,000	16,361
YA-MAN Ltd.(2)	600	3,574
Yamanashi Chuo Bank Ltd.	1,000	17,491
Yamato Holdings Co. Ltd.	4,500	62,468
Yamato Kogyo Co. Ltd.	200	11,834
Yamazaki Baking Co. Ltd.	3,000	67,472
Yamazen Corp.	1,900	17,286
Yaoko Co. Ltd.	500	32,571
Yaskawa Electric Corp.	1,200	28,234
Yellow Hat Ltd.	3,400	35,724
Yodogawa Steel Works Ltd.	200	7,703
Yokogawa Bridge Holdings Corp.	1,300	22,981
Yokogawa Electric Corp.	3,600	88,257
Yokohama Rubber Co. Ltd.(2)	5,200	130,721
Yokorei Co. Ltd.	700	4,240

Yoshinoya Holdings Co. Ltd.	1,600	35,603
Yotai Refractories Co. Ltd.	200	2,413
Yuasa Trading Co. Ltd.	200	6,259
Yurtec Corp.	2,400	32,623
Zacros Corp.	800	20,931
Zenkoku Hosho Co. Ltd.	2,800	61,996
Zenrin Co. Ltd.	600	4,813
Zensho Holdings Co. Ltd.(2)	2,700	147,505
Zeon Corp.	2,700	27,158
ZERIA Pharmaceutical Co. Ltd.	700	10,567
ZOZO, Inc.	4,200	45,508
Zuken, Inc.	800	28,732
		68,789,262
Netherlands — 3.7%
Aalberts NV	2,661	92,856
ABN AMRO Bank NV, CVA	13,547	350,182
Acomo NV	1,083	28,464
Adyen NV(1)	349	668,851
Aegon Ltd.	30,488	219,209
AerCap Holdings NV	5,506	637,209
Akzo Nobel NV(2)	3,527	240,702
Alfen NV(1)(2)	1,492	19,320
AMG Critical Materials NV(2)	1,241	26,414
Arcadis NV	1,373	70,907
ASM International NV	671	365,189
ASML Holding NV, NY Shares	2,463	1,814,665
ASR Nederland NV(2)	6,067	389,036
B&S Group SARL	176	1,173
Basic-Fit NV(1)(2)	2,449	64,256
BE Semiconductor Industries NV(2)	1,802	217,763
Brunel International NV(2)	841	8,619
Coca-Cola Europacific Partners PLC	3,898	357,797
Corbion NV	2,955	63,814
CVC Capital Partners PLC	4,590	85,413
DSM-Firmenich AG	2,295	255,477
Flow Traders Ltd.	1,075	35,786
ForFarmers NV	632	3,025
Fugro NV	4,982	63,205
Heineken Holding NV(2)	291	22,681
Heineken NV	2,960	264,069
IMCD NV(2)	405	55,047
ING Groep NV, ADR	40,498	860,988
InPost SA(1)	8,780	144,305
JDE Peet's NV(2)	810	22,291
Just Eat Takeaway.com NV(1)(2)	5,993	132,514
Kendrion NV(2)	48	625
Koninklijke Ahold Delhaize NV	22,490	949,168
Koninklijke BAM Groep NV	12,376	103,478
Koninklijke Heijmans NV, CVA	1,813	115,222
Koninklijke KPN NV	148,358	697,500
Koninklijke Philips NV, NY Shares(2)	16,603	382,533
Koninklijke Vopak NV	3,006	137,699
Nedap NV	19	1,370
NN Group NV	9,515	598,699
OCI NV(1)	4,456	38,742

PostNL NV(2)	19,547	21,219
Prosus NV(1)(2)	13,408	688,745
SBM Offshore NV	1,193	27,372
SIF Holding NV(1)	290	3,206
Signify NV	2,464	60,217
Sligro Food Group NV	705	10,970
Universal Music Group NV(2)	11,924	381,538
Van Lanschot Kempen NV	419	25,974
Wolters Kluwer NV	3,333	591,040
		12,416,544
New Zealand — 0.2%
Air New Zealand Ltd.	55,807	20,026
Auckland International Airport Ltd.	13,195	59,529
Chorus Ltd.	10,602	51,623
Contact Energy Ltd.	13,864	75,937
EBOS Group Ltd.	1,070	23,692
Fisher & Paykel Healthcare Corp. Ltd.	4,130	89,879
Fletcher Building Ltd.(1)	33,379	62,674
Freightways Group Ltd.	3,535	22,901
Genesis Energy Ltd.	11,169	15,153
Hallenstein Glasson Holdings Ltd.	237	1,118
Infratil Ltd.	5,254	33,062
KMD Brands Ltd.(1)(2)	10,227	1,860
Mercury NZ Ltd.	10,385	36,694
Meridian Energy Ltd.	9,017	29,523
NZX Ltd.(2)	2,074	1,909
Oceania Healthcare Ltd.(1)	10,328	3,878
Ryman Healthcare Ltd.(1)(2)	31,921	39,970
Sanford Ltd.	585	1,891
Scales Corp. Ltd.	162	435
SKYCITY Entertainment Group Ltd.(1)	17,623	9,985
Spark New Zealand Ltd.	20,124	26,750
		608,489
Norway — 0.8%
2020 Bulkers Ltd.	909	10,769
Aker BP ASA	2,681	61,691
Aker Solutions ASA	9,433	30,793
Austevoll Seafood ASA	3,307	30,022
Bakkafrost P	196	9,125
Bluenord ASA(1)	674	38,892
Bonheur ASA	230	5,282
Bouvet ASA	260	1,963
BW LPG Ltd.	2,550	26,089
BW Offshore Ltd.	5,561	18,300
DNB Bank ASA	8,813	235,711
DNO ASA	23,076	27,482
DOF Group ASA	5,677	49,505
Elmera Group ASA	637	2,089
Entra ASA(1)	613	7,147
Equinor ASA, ADR	10,770	252,987
Europris ASA	2,542	19,794
FLEX LNG Ltd.	624	14,856
Frontline PLC(2)	2,509	45,864
Gjensidige Forsikring ASA	1,821	46,104
Golden Ocean Group Ltd.	2,772	21,359

Golden Ocean Group Ltd. (NASDAQ)	2,193	16,886
Grieg Seafood ASA	3,615	23,934
Hoegh Autoliners ASA	2,816	23,438
Kid ASA	1,217	17,757
Kitron ASA	5,012	28,946
Kongsberg Automotive ASA(1)	17,100	2,706
Kongsberg Gruppen ASA(1)	836	147,236
Leroy Seafood Group ASA	2,204	9,625
Mowi ASA	3,327	62,123
MPC Container Ships ASA	19,654	30,904
Nordic Semiconductor ASA(1)	1,777	21,755
Norsk Hydro ASA	18,578	101,845
Norske Skog ASA(1)	1,236	2,709
Norwegian Air Shuttle ASA	29,749	41,658
Odfjell Drilling Ltd.	3,213	20,007
Orkla ASA	3,095	35,094
Panoro Energy ASA(1)	3,234	7,611
Petronor E&P ASA	206	210
Protector Forsikring ASA	851	33,701
Salmar ASA	304	13,552
SATS ASA(1)	6,309	22,324
Scatec ASA(1)	7,543	64,667
SpareBank 1 Nord Norge	4,348	62,750
Sparebank 1 Oestlandet	512	9,185
SpareBank 1 SMN	3,834	72,317
SpareBank 1 Sor-Norge ASA	2,340	40,766
Sparebanken More	150	1,503
Sparebanken Norge	955	14,560
Stolt-Nielsen Ltd.	590	14,773
Storebrand ASA	9,920	129,964
Subsea 7 SA	4,737	80,662
Telenor ASA	4,840	74,314
TGS ASA	6,838	56,258
TOMRA Systems ASA	2,574	38,435
Veidekke ASA	669	10,086
Vend Marketplaces ASA, B Shares	1,800	57,131
Vend Marketplaces ASA, Class A	1,112	37,083
Wallenius Wilhelmsen ASA	2,050	16,005
Wilh Wilhelmsen Holding ASA, Class A	553	22,176
Yara International ASA	2,125	76,237
		2,498,717
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	177,737	138,644
Corticeira Amorim SGPS SA(2)	399	3,500
CTT-Correios de Portugal SA	3,038	25,568
EDP Renovaveis SA(2)	799	8,065
EDP SA	19,946	79,611
Galp Energia SGPS SA	8,760	140,241
Jeronimo Martins SGPS SA	2,058	51,874
Navigator Co. SA	2,179	8,533
NOS SGPS SA	4,490	19,671
REN - Redes Energeticas Nacionais SGPS SA	21,215	70,891
Sonae SGPS SA	23,224	32,191
		578,789

Singapore — 1.5%
Bumitama Agri Ltd.	8,900	4,998
Capitaland India Trust	38,605	29,492
CapitaLand Investment Ltd.(2)	38,800	75,661
Centurion Corp. Ltd.	22,200	25,075
City Developments Ltd.	12,800	47,959
ComfortDelGro Corp. Ltd.	73,100	80,427
DBS Group Holdings Ltd.	22,167	764,817
Far East Orchard Ltd.	3,900	3,051
First Resources Ltd.	18,900	20,746
Frencken Group Ltd.	24,500	21,759
Geo Energy Resources Ltd.	28,300	8,437
Golden Agri-Resources Ltd.	230,700	44,658
Grab Holdings Ltd., Class A(1)	26,809	130,560
Hafnia Ltd.	7,046	35,594
Haw Par Corp. Ltd.	2,700	24,719
Hong Fok Corp. Ltd.	15,800	9,236
Hour Glass Ltd.	8,700	10,802
Hutchison Port Holdings Trust, U Shares	296,000	47,002
iFAST Corp. Ltd.	8,300	41,586
Jardine Cycle & Carriage Ltd.	2,500	47,343
Keppel Infrastructure Trust	46,100	13,939
Keppel Ltd.(2)	16,700	87,691
Mandarin Oriental International Ltd.(2)	3,400	6,522
Netlink NBN Trust	19,400	13,014
Olam Group Ltd.(2)	24,600	17,121
Oversea-Chinese Banking Corp. Ltd.	36,824	462,515
QAF Ltd.	5,200	3,400
Riverstone Holdings Ltd.	13,900	7,366
Samudera Shipping Line Ltd.	19,300	12,187
SATS Ltd.	23,109	55,242
Sea Ltd., ADR(1)	3,809	610,849
Seatrium Ltd.	39,219	62,178
Sembcorp Industries Ltd.	17,500	89,614
Sheng Siong Group Ltd.	14,600	20,492
Singapore Airlines Ltd.(2)	27,800	153,388
Singapore Exchange Ltd.	21,300	231,330
Singapore Technologies Engineering Ltd.	29,500	178,349
Singapore Telecommunications Ltd.	53,600	158,246
StarHub Ltd.	4,500	3,976
Straits Trading Co. Ltd.	6,700	7,217
UMS Integration Ltd.(2)	13,400	12,128
United Overseas Bank Ltd.	30,900	848,815
UOL Group Ltd.	11,000	48,649
Venture Corp. Ltd.	7,000	60,001
Wee Hur Holdings Ltd.	52,200	16,945
Wilmar International Ltd.	37,100	87,627
Wing Tai Holdings Ltd.	4,300	4,068
Yangzijiang Financial Holding Ltd.	163,100	91,642
Yangzijiang Shipbuilding Holdings Ltd.	111,100	182,016
Yanlord Land Group Ltd.(1)	14,700	5,229
		5,025,678
Spain — 2.8%
Acciona SA(2)	1,989	320,488
Acerinox SA	8,308	98,137

ACS Actividades de Construccion y Servicios SA	1,613	105,952
Aedas Homes SA	707	21,854
Aena SME SA	1,879	505,517
Almirall SA(2)	2,123	26,911
Amadeus IT Group SA	2,870	238,698
Atresmedia Corp. de Medios de Comunicacion SA	1,279	8,639
Banco Bilbao Vizcaya Argentaria SA, ADR	88,299	1,328,017
Banco de Sabadell SA	119,744	381,202
Banco Santander SA, ADR	143,095	1,140,467
Bankinter SA	34,861	448,510
CaixaBank SA	35,862	304,204
Cellnex Telecom SA(1)	4,384	168,084
Construcciones y Auxiliar de Ferrocarriles SA	863	47,739
Corp. ACCIONA Energias Renovables SA(2)	664	14,525
Ebro Foods SA(2)	526	10,520
Enagas SA(2)	10,573	170,113
Endesa SA	12,324	376,608
Ercros SA	5,101	17,103
Faes Farma SA	4,776	23,677
Ferrovial SE	6,678	340,209
Gestamp Automocion SA(2)	6,053	20,143
Grupo Catalana Occidente SA	464	25,838
Iberdrola SA(2)	51,188	938,264
Indra Sistemas SA	1	41
Industria de Diseno Textil SA	11,206	607,088
Laboratorios Farmaceuticos Rovi SA	411	25,409
Logista Integral SA	613	19,796
Mapfre SA(2)	21,179	80,111
Melia Hotels International SA	4,456	34,180
Miquel y Costas & Miquel SA	78	1,235
Naturgy Energy Group SA(2)	2,310	68,371
Neinor Homes SA(1)(2)	1,125	18,083
Obrascon Huarte Lain SA(1)(2)	36,777	13,328
Prosegur Cash SA	3,818	3,503
Redeia Corp. SA	2,852	59,001
Repsol SA	38,628	520,433
Sacyr SA	19,817	80,206
Tecnicas Reunidas SA(1)	2,255	47,596
Telefonica SA, ADR(2)	72,637	385,702
Tubacex SA(2)	5,431	24,243
Unicaja Banco SA	47,295	103,959
Vidrala SA	398	42,600
Viscofan SA(2)	1,667	120,019
		9,336,323
Sweden — 3.5%
AAK AB(2)	4,570	127,624
AddLife AB, B Shares	743	14,291
Addnode Group AB(2)	2,443	26,182
AddTech AB, B Shares(2)	6,749	231,941
Alfa Laval AB	4,790	203,788
Alimak Group AB	1,837	26,711
Alleima AB(2)	8,508	69,742
Ambea AB	451	5,036
Annehem Fastigheter AB, B Shares(1)	226	377
AQ Group AB	3,065	55,494

Arise AB	907	3,090
Arjo AB, B Shares	10,674	34,135
Asmodee Group AB, Class B(1)	5,426	73,711
Assa Abloy AB, Class B	4,174	132,485
Atlas Copco AB, A Shares	18,714	300,600
Atlas Copco AB, B Shares	10,874	154,800
Atrium Ljungberg AB, B Shares(2)	4,510	15,370
Avanza Bank Holding AB	3,707	132,113
Axfood AB(2)	2,565	74,844
Beijer Ref AB(2)	7,587	111,882
Better Collective AS(1)(2)	847	11,255
Bilia AB, A Shares	2,990	38,700
Billerud Aktiebolag(2)	6,836	74,459
BioGaia AB, B Shares	2,701	27,905
Boliden AB(1)	8,891	277,962
Bonava AB, B Shares(1)(2)	11,151	13,678
Boozt AB(1)(2)	1,103	9,829
Bufab AB	5,405	47,130
Bure Equity AB	2,072	62,391
Byggmax Group AB	5,694	31,042
Camurus AB(1)(2)	400	21,355
Castellum AB(2)	7,340	91,163
Catena AB(2)	954	46,928
Cibus Nordic Real Estate AB publ(2)	949	17,822
Cint Group AB(1)	3,046	2,302
Clas Ohlson AB, B Shares	2,772	76,146
Cloetta AB, B Shares	5,697	20,558
Coor Service Management Holding AB	784	3,185
Corem Property Group AB, B Shares(2)	28,690	15,251
CTT Systems AB	656	13,436
Dios Fastigheter AB	2,413	16,728
Dynavox Group AB(1)	5,026	55,211
Electrolux AB, B Shares(1)	9,317	60,750
Elekta AB, B Shares	6,921	36,441
Embracer Group AB(1)(2)	5,426	66,043
Eolus Vind AB, B Shares	472	2,367
Epiroc AB, A Shares	14,560	325,414
Epiroc AB, B Shares	8,615	168,421
EQT AB(2)	2,739	80,257
Essity AB, B Shares	12,227	357,692
Evolution AB	379	25,997
Fabege AB	6,109	52,649
Fastighets AB Balder, B Shares(1)	9,936	69,666
Fastighetsbolaget Emilshus AB, Class B(1)	11	53
Fortnox AB	8,409	75,865
G5 Entertainment AB	124	1,545
GARO AB(1)(2)	383	795
Getinge AB, B Shares	1,811	34,957
Granges AB(2)	4,140	52,321
H & M Hennes & Mauritz AB, B Shares(2)	10,172	145,587
Hemnet Group AB	2,850	90,394
Hexagon AB, B Shares	10,709	107,962
Hexatronic Group AB(1)(2)	8,370	22,822
Hexpol AB(2)	5,532	51,427
Hoist Finance AB	1,730	16,581

Holmen AB, B Shares(2)	924	38,150
Hufvudstaden AB, A Shares	1,835	23,375
Husqvarna AB, B Shares	9,019	45,577
Industrivarden AB, A Shares	2,398	86,935
Indutrade AB(2)	5,653	153,187
Investment AB Latour, B Shares	700	18,461
Inwido AB	1,443	31,736
JM AB(2)	3,324	50,661
Kopparbergs Bryggeri AB, B Shares	454	5,533
Lifco AB, B Shares(2)	2,394	97,489
Lime Technologies AB(2)	93	3,857
Loomis AB	3,393	131,259
Maha Energy AB(1)	2,600	933
Medcap AB(1)	410	18,618
MEKO AB	2,220	26,522
Millicom International Cellular SA	2,808	105,328
Mycronic AB(2)	2,364	93,332
NCAB Group AB(1)(2)	4,736	21,671
NCC AB, B Shares	3,441	65,184
Neobo Fastigheter AB(1)	1,126	1,932
Net Insight AB, B Shares(1)	1	—
New Wave Group AB, B Shares	4,454	54,153
Nibe Industrier AB, B Shares(2)	9,878	40,502
Nobia AB(1)(2)	4,660	2,010
Nolato AB, B Shares	2,030	12,541
Nordnet AB publ	5,039	136,482
NP3 Fastigheter AB(2)	980	26,485
Nyfosa AB(2)	5,292	48,116
Orron Energy AB(1)(2)	793	368
Pandox AB	2,996	50,254
Paradox Interactive AB	2,170	43,479
Peab AB, Class B	8,706	74,696
Platzer Fastigheter Holding AB, B Shares(2)	531	4,182
Proact IT Group AB	345	4,214
RaySearch Laboratories AB	1,934	61,635
Rusta AB	3,135	24,253
Rvrc Holding AB	3,460	16,189
Saab AB, Class B	7,109	359,256
Sagax AB, B Shares(2)	507	11,103
Samhallsbyggnadsbolaget i Norden AB(2)	11,270	6,615
Sandvik AB	15,934	347,802
Scandi Standard AB	2,398	22,723
Scandic Hotels Group AB	3,942	31,586
Sectra AB, B Shares(1)	2,920	96,810
Securitas AB, B Shares	6,121	90,521
Sinch AB(1)	21,789	57,783
Skandinaviska Enskilda Banken AB, A Shares	17,240	287,653
Skanska AB, B Shares	5,643	134,249
SKF AB, B Shares(2)	9,338	205,402
SkiStar AB(2)	1,531	27,177
Solid Forsakring AB	189	1,593
Spotify Technology SA(1)	1,047	696,402
SSAB AB, A Shares	6,025	36,360
SSAB AB, B Shares	22,674	134,689
Storytel AB	3,439	35,578

Svenska Cellulosa AB SCA, B Shares	13,134	177,547
Svenska Handelsbanken AB, A Shares	34,450	460,277
Sweco AB, B Shares	2,763	48,008
Swedbank AB, A Shares	14,212	384,823
Swedish Orphan Biovitrum AB(1)(2)	1,162	35,520
Tele2 AB, B Shares(2)	8,339	124,770
Telefonaktiebolaget LM Ericsson, ADR	43,604	368,890
Telia Co. AB	69,287	267,934
TF Bank AB(1)	201	7,967
Trelleborg AB, B Shares(2)	2,260	82,706
Troax Group AB	1,300	21,639
Truecaller AB, B Shares	11,972	80,726
VBG Group AB, B Shares(2)	560	14,634
Viaplay Group AB, B Shares(1)(2)	422	27
Vitec Software Group AB, B Shares	386	17,401
Vitrolife AB(2)	318	5,148
Volvo AB, A Shares	2,916	80,996
Volvo AB, B Shares	23,132	640,956
Volvo Car AB, Class B(1)(2)	13,446	24,339
Wallenstam AB, B Shares(2)	9,251	46,622
Wihlborgs Fastigheter AB	4,412	44,358
		11,752,547
Switzerland — 8.0%
ABB Ltd.	13,481	763,667
Accelleron Industries AG	5,108	294,976
Adecco Group AG(2)	733	20,473
Alcon AG	4,874	419,734
Allreal Holding AG	509	116,501
ALSO Holding AG	342	107,934
ams-OSRAM AG(1)	1,804	17,547
Arbonia AG	3,283	23,814
Aryzta AG(1)	777	80,292
Ascom Holding AG(2)	1,979	8,970
Autoneum Holding AG	218	38,464
Avolta AG(1)	2,115	113,429
Baloise Holding AG	1,669	396,092
Banque Cantonale Vaudoise(2)	1,023	118,522
Basilea Pharmaceutica Ag Allschwil(1)	802	44,128
Belimo Holding AG	307	297,055
Bell Food Group AG	60	19,137
Bellevue Group AG	89	1,004
BKW AG	289	60,984
Bossard Holding AG, Class A	258	60,035
Bucher Industries AG	259	124,886
Burckhardt Compression Holding AG	116	85,952
Burkhalter Holding AG	379	58,911
Bystronic AG	14	5,866
Cembra Money Bank AG	1,639	201,544
Cham Swiss Properties AG	20	554
Chocoladefabriken Lindt & Spruengli AG	2	314,220
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	17	273,727
Cicor Technologies Ltd.(1)	187	28,401
Cie Financiere Richemont SA, Class A	3,433	647,831
Coltene Holding AG(1)	73	5,925
COSMO Pharmaceuticals NV	51	3,533

Daetwyler Holding AG, Bearer Shares	197	28,296
DKSH Holding AG	1,332	104,020
dormakaba Holding AG	210	186,999
EFG International AG(1)	5,092	90,731
Emmi AG	74	75,195
EMS-Chemie Holding AG	218	165,660
Flughafen Zurich AG	726	201,448
Forbo Holding AG	30	30,811
Fundamenta Real Estate AG(1)	318	6,976
Galderma Group AG	790	103,793
Geberit AG	724	540,778
Georg Fischer AG(2)	1,940	155,248
Givaudan SA	65	326,891
Gurit Holding AG, Bearer Shares(1)	60	1,350
Helvetia Holding AG	1,529	362,433
Holcim AG(1)	11,555	1,280,411
Huber & Suhner AG	786	76,073
Idorsia Ltd.(1)	580	1,158
Implenia AG	770	45,325
Inficon Holding AG	780	91,651
Intershop Holding AG	130	22,009
Julius Baer Group Ltd.	5,302	349,682
Kardex Holding AG	273	81,036
Komax Holding AG(1)(2)	62	8,535
Kuehne & Nagel International AG	1,048	235,817
LEM Holding SA(2)	23	20,922
Leonteq AG(2)	434	9,590
Liechtensteinische Landesbank AG	79	7,702
Logitech International SA	4,617	384,715
Lonza Group AG	617	428,140
Medmix AG	1,702	21,927
Metall Zug AG, B Shares(2)	4	4,936
Mobilezone Holding AG(2)	1,771	25,137
Mobimo Holding AG	231	89,445
Montana Aerospace AG(1)	1,067	23,831
Nestle SA	18,148	1,933,435
Novartis AG, ADR	19,763	2,287,765
Orior AG(1)(2)	391	6,845
Partners Group Holding AG	420	563,795
Peach Property Group AG(1)(2)	336	2,595
PSP Swiss Property AG	1,240	218,253
Rieter Holding AG(2)	140	13,052
Roche Holding AG	7,439	2,409,842
Roche Holding AG, Bearer Shares	328	112,076
Sandoz Group AG	1,879	95,592
Santhera Pharmaceuticals Holding AG(1)	1,169	18,560
Schindler Holding AG	438	150,628
Schindler Holding AG, Bearer Participation Certificate	761	271,177
Schweiter Technologies AG(2)	24	11,510
Schweizerische Nationalbank	2	7,709
SFS Group AG	653	92,607
SGS SA	4,095	427,695
Siegfried Holding AG(1)	1,380	162,188
SIG Group AG(1)(2)	1,594	32,593
Sika AG	1,437	385,651

Sonova Holding AG	196	61,564
St. Galler Kantonalbank AG	94	55,331
Stadler Rail AG(2)	2,593	65,979
Straumann Holding AG	1,262	162,329
Sulzer AG	676	127,533
Swatch Group AG(2)	1,119	38,659
Swatch Group AG, Bearer Shares	653	110,165
Swiss Life Holding AG	936	934,819
Swiss Prime Site AG	2,233	317,561
Swiss Re AG	6,913	1,221,484
Swisscom AG	695	478,054
Swissquote Group Holding SA	446	267,375
Temenos AG	1,560	115,990
TX Group AG	184	45,947
UBS Group AG	36,803	1,173,648
Valiant Holding AG	582	85,528
VAT Group AG	345	131,621
Vetropack Holding AG	591	23,251
Vontobel Holding AG	1,543	116,015
VP Bank AG, Class A	24	2,431
VZ Holding AG	197	41,859
V-ZUG Holding AG	38	3,426
Ypsomed Holding AG	108	53,424
Zehnder Group AG	571	44,167
Zurich Insurance Group AG	2,446	1,715,716
		26,940,223
United Kingdom — 13.3%
3i Group PLC	13,826	759,395
4imprint Group PLC	1,463	70,301
Aberdeen Group PLC	52,440	122,727
Admiral Group PLC	9,739	439,920
AG Barr PLC	685	6,404
Airtel Africa PLC	28,409	67,578
AJ Bell PLC	18,165	120,174
Alpha Group International PLC	573	24,412
Anglo American PLC	21,087	625,426
Antofagasta PLC	5,887	140,540
Ashmore Group PLC	8,522	17,769
Ashtead Group PLC	9,701	568,047
ASOS PLC(1)(2)	2,037	8,614
Associated British Foods PLC	4,819	135,472
Aston Martin Lagonda Global Holdings PLC(1)(2)	3,975	4,515
AstraZeneca PLC, ADR	18,721	1,363,450
Atalaya Mining Copper SA(2)	1,621	9,542
Auto Trader Group PLC	23,586	252,596
Avation PLC	285	565
Aviva PLC	22,205	182,956
B&M European Value Retail SA	27,589	127,294
Babcock International Group PLC	4,076	51,586
BAE Systems PLC	17,138	439,416
Barclays PLC, ADR	65,615	1,169,915
Barratt Redrow PLC	25,181	156,512
Beazley PLC	26,572	338,610
Bellway PLC	3,256	118,984
Berkeley Group Holdings PLC	1,642	93,135

Bloomsbury Publishing PLC	3,095	21,744
Bodycote PLC	4,049	30,855
boohoo Group PLC(1)(2)	39,860	12,914
BP PLC, ADR	38,581	1,122,707
Breedon Group PLC	3,554	21,819
BT Group PLC(2)	221,310	535,828
Bunzl PLC	1,783	57,147
Burberry Group PLC	12,124	169,608
Burford Capital Ltd. (London)	4,035	51,879
Bytes Technology Group PLC	9,339	66,454
Canal & SA(1)	15,829	44,474
Capricorn Energy PLC(1)	3,073	10,707
Carnival PLC, ADR(1)(2)	4,834	101,079
Central Asia Metals PLC	6,765	14,851
Centrica PLC	146,688	313,664
Cerillion PLC(2)	701	17,669
Chesnara PLC	3,157	12,004
Clarkson PLC	707	31,770
Close Brothers Group PLC(1)	5,419	24,347
CMC Markets PLC	4,009	15,168
Coats Group PLC	67,782	72,067
Coca-Cola HBC AG(1)	6,732	350,822
Compass Group PLC	26,385	927,771
Computacenter PLC	3,082	108,133
Conduit Holdings Ltd.	5,628	28,545
ConvaTec Group PLC	13,316	52,078
Costain Group PLC	29,754	49,682
Crest Nicholson Holdings PLC	9,099	22,421
Croda International PLC	994	41,142
CVS Group PLC	810	13,570
DCC PLC	1,496	93,524
DFS Furniture PLC(1)	9,527	20,987
Diageo PLC, ADR	4,924	536,814
Direct Line Insurance Group PLC	33,778	135,845
Diversified Energy Co. PLC(2)	3,644	51,401
Domino's Pizza Group PLC	1,387	4,878
Dowlais Group PLC	66,771	59,817
Drax Group PLC	26,750	239,053
Dunelm Group PLC	5,838	93,692
easyJet PLC	13,609	105,889
Ecora Resources PLC	13,738	10,873
Endeavour Mining PLC	1,938	59,410
Energean PLC(2)	6,597	81,699
EnQuest PLC	45,716	7,256
Experian PLC	5,839	290,813
FDM Group Holdings PLC	2,832	8,672
Ferrexpo PLC(1)	15,137	11,038
Firstgroup PLC(2)	40,690	104,247
Foresight Group Holdings Ltd.	3,801	19,514
Forterra PLC	7,139	18,996
Frasers Group PLC(1)	4,199	41,568
Fresnillo PLC	497	7,815
Frontier Developments PLC(1)	65	219
Fund Technologies PLC(1)(2)	1,455	47,457
Galliford Try Holdings PLC	4,337	23,996

Games Workshop Group PLC	1,515	313,021
Gamma Communications PLC	4,919	78,630
Genel Energy PLC(1)	8,674	6,201
Georgia Capital PLC(1)	1,769	44,647
Glencore PLC(1)	119,468	454,568
Grafton Group PLC	6,351	86,608
Grainger PLC	18,182	54,546
Greggs PLC	4,778	132,966
GSK PLC, ADR(2)	39,441	1,618,264
Gulf Keystone Petroleum Ltd.	10,676	22,861
Gym Group PLC(1)	3,624	7,042
Haleon PLC, ADR	32,958	374,073
Halfords Group PLC	14,654	33,102
Halma PLC	1,280	50,181
Harbour Energy PLC	8,634	20,715
Hays PLC	36,679	35,607
Headlam Group PLC(1)	1,141	1,429
Helios Towers PLC(1)	19,955	32,282
Hikma Pharmaceuticals PLC	4,871	140,603
Hill & Smith PLC	1,870	46,592
Hilton Food Group PLC	5,159	60,403
Hiscox Ltd.	7,131	121,452
Hochschild Mining PLC	19,992	74,317
Hollywood Bowl Group PLC	7,163	25,612
Howden Joinery Group PLC	18,900	219,324
HSBC Holdings PLC, ADR(2)	45,499	2,697,181
Hunting PLC	2,569	8,907
Ibstock PLC	12,744	33,624
IG Group Holdings PLC	10,589	160,177
IMI PLC	3,283	88,071
Impax Asset Management Group PLC	2,916	7,247
Inchcape PLC	17,062	156,768
Indivior PLC(1)	3,418	43,628
Informa PLC	6,661	70,627
IntegraFin Holdings PLC	8,026	34,391
InterContinental Hotels Group PLC	1,161	133,037
Intermediate Capital Group PLC	3,734	101,080
International Personal Finance PLC	4,374	9,537
International Workplace Group PLC	16,756	43,543
Intertek Group PLC	2,502	161,551
Investec PLC	14,255	101,793
IP Group PLC(1)	29,947	18,073
J D Wetherspoon PLC	4,249	41,974
J Sainsbury PLC	71,291	274,185
JD Sports Fashion PLC	70,820	80,319
JET2 PLC	9,165	229,590
Johnson Matthey PLC	4,233	98,202
Johnson Service Group PLC	18,744	37,488
Jubilee Metals Group PLC(1)(2)	28,078	1,439
Jupiter Fund Management PLC	7,591	9,316
Just Group PLC	27,621	55,758
Kainos Group PLC	2,483	24,481
Keller Group PLC	4,825	99,857
Kingfisher PLC	49,958	187,013
Knights Group Holdings PLC	237	490

Lancashire Holdings Ltd.	10,748	87,821
Legal & General Group PLC	173,316	581,501
Lion Finance Group PLC	2,218	199,665
Liontrust Asset Management PLC	2,711	13,795
Lloyds Banking Group PLC, ADR	322,278	1,356,790
London Stock Exchange Group PLC	2,106	320,442
M&G PLC	38,031	121,504
Marks & Spencer Group PLC	80,444	406,061
Marshalls PLC	1,809	6,813
Marston's PLC(1)	6,983	3,934
McBride PLC(1)	3,696	7,449
Me Group International PLC(2)	14,615	42,160
Mears Group PLC	5,903	33,197
Melrose Industries PLC	16,865	106,854
Mitchells & Butlers PLC(1)	10,295	39,661
Mitie Group PLC	49,342	104,009
Molten Ventures PLC(1)	2,262	9,114
Mondi PLC	4,221	68,659
MONY Group PLC	15,541	43,721
Moonpig Group PLC	12,400	41,651
Morgan Advanced Materials PLC	7,472	21,353
Mortgage Advice Bureau Holdings Ltd.	524	5,750
Motorpoint group PLC(1)	72	144
National Grid PLC, ADR(2)	16,148	1,152,806
NatWest Group PLC, ADR(2)	87,111	1,245,687
Next 15 Group PLC	1,714	6,342
Next PLC	4,105	712,410
Ninety One PLC	15,000	32,462
Norcros PLC	2,404	8,389
Ocado Group PLC(1)	886	3,145
OSB Group PLC	15,831	104,443
Pagegroup PLC	15,349	55,958
Pan African Resources PLC	106,942	66,877
Paragon Banking Group PLC	9,197	112,047
PayPoint PLC	2,613	25,053
Pearson PLC, ADR(2)	5,145	82,063
Pennon Group PLC	16,166	111,340
Persimmon PLC	3,579	64,336
Petra Diamonds Ltd.(1)(2)	4,880	1,340
Phoenix Group Holdings PLC	7,538	64,502
Playtech PLC	3,187	13,633
Plus500 Ltd.	4,204	193,017
Polar Capital Holdings PLC	2,875	16,381
Prax Exploration & Production PLC(1)	154,073	5,032
Premier Foods PLC	10,225	28,709
Prudential PLC, ADR	10,326	235,846
PZ Cussons PLC	7,423	8,755
QinetiQ Group PLC	16,631	111,877
Quilter PLC	87,599	174,217
Rathbones Group PLC	909	20,207
Reach PLC	11,421	11,671
Reckitt Benckiser Group PLC	15,137	1,028,976
RELX PLC, ADR	17,682	953,413
Renewi PLC	2,815	32,873
Renishaw PLC	80	2,772

Rentokil Initial PLC	13,762	65,330
RHI Magnesita NV	599	22,448
Rightmove PLC	32,168	324,136
Rio Tinto PLC, ADR	12,830	762,487
Rolls-Royce Holdings PLC	53,734	625,301
RS Group PLC	4,273	32,830
Saga PLC(1)	108	209
Sage Group PLC	8,681	142,770
Savannah Energy PLC(1)	44,665	4,032
Savills PLC	130	1,708
Schroders PLC	12,666	60,732
Serica Energy PLC	17,231	35,622
Severn Trent PLC	4,461	162,918
Shell PLC, ADR	39,351	2,605,823
SIG PLC(1)	1,703	347
Smith & Nephew PLC, ADR	4,573	132,434
Smiths Group PLC	2,384	69,297
Softcat PLC	5,220	126,273
Speedy Hire PLC	6,740	2,408
Spirax Group PLC	569	43,905
Spire Healthcare Group PLC	642	1,675
SSE PLC	6,537	155,620
SSP Group PLC	22,768	50,040
St. James's Place PLC	33,437	502,481
Standard Chartered PLC	55,207	861,298
SThree PLC	5,787	18,375
Strix Group PLC(1)	2,672	1,581
Studio Retail Group PLC(1)	420	6
Synthomer PLC(1)	6,745	9,489
Tate & Lyle PLC	11,535	86,081
Tatton Asset Management PLC(2)	821	6,834
Taylor Wimpey PLC	59,085	95,251
TBC Bank Group PLC	2,175	130,998
Telecom Plus PLC	1,425	38,644
Tesco PLC	214,823	1,124,088
THG PLC(1)(2)	13,796	4,518
Topps Tiles PLC	1,038	558
TP ICAP Group PLC	32,066	113,338
Travis Perkins PLC	5,048	43,312
TUI AG(1)	12,237	102,327
Tullow Oil PLC(1)(2)	13,780	2,631
Unilever PLC, ADR	15,441	985,753
United Utilities Group PLC	9,576	151,619
Vanquis Banking Group PLC(1)	9,000	10,655
Vertu Motors PLC	18,946	16,604
Vesuvius PLC	8,932	43,400
Victrex PLC	813	8,610
Vistry Group PLC(1)	5,023	42,614
Vodafone Group PLC, ADR	58,698	606,937
Vp PLC	87	692
Watkin Jones PLC(1)	3,373	1,290
Weir Group PLC	4,017	131,492
WH Smith PLC	2,791	39,380
Whitbread PLC	3,707	144,823
Wickes Group PLC	18,463	54,919

Wise PLC, Class A(1)	9,977	148,024
WPP PLC, ADR(2)	2,049	82,800
XP Power Ltd.(1)	317	3,338
Yellow Cake PLC(1)	9,982	64,899
YouGov PLC	1,701	7,579
Zigup PLC	9,590	44,949
		44,367,799
United States — 0.4%
Alcoa Corp.	424	11,792
Cleveland-Cliffs, Inc.(1)	590	3,440
CRH PLC	6,618	603,297
Gen Digital, Inc.	12	342
Newmont Corp.	6,802	356,039
Primo Brands Corp., Class A	1,200	39,684
Seadrill Ltd.(1)	869	20,161
Smurfit WestRock PLC	6,148	266,393
Viemed Healthcare, Inc.(1)	200	1,330
		1,302,478
TOTAL COMMON STOCKS (Cost $256,440,299)		333,030,012
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	79	3
Canada — 0.0%
Constellation Software, Inc.(1)	100	1
Italy — 0.0%
Fincantieri SpA(1)(2)	3,222	6,274
TOTAL WARRANTS (Cost $—)		6,278
RIGHTS — 0.0%
Spain — 0.0%
Almirall SA(1)(2)	2,123	490
Viscofan SA(1)(2)	1,667	3,244
		3,734
United States — 0.0%
Resolute Forest Products, Inc.(1)	2,300	2,173
TOTAL RIGHTS (Cost $6,115)		5,907
SHORT-TERM INVESTMENTS — 6.5%
Money Market Funds — 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	332,379	332,379
State Street Navigator Securities Lending Government Money Market Portfolio(3)	21,344,079	21,344,079
TOTAL SHORT-TERM INVESTMENTS (Cost $21,676,458)		21,676,458
TOTAL INVESTMENT SECURITIES — 105.9% (Cost $278,122,872)		354,718,655
OTHER ASSETS AND LIABILITIES — (5.9)%		(19,629,754)
TOTAL NET ASSETS — 100.0%		$335,088,901

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.9%
Industrials	19.7%
Consumer Discretionary	10.8%
Materials	10.0%
Health Care	6.4%
Consumer Staples	6.2%
Information Technology	5.6%
Energy	5.6%
Communication Services	4.8%
Utilities	3.6%
Real Estate	1.8%
Short-Term Investments	6.5%
Other Assets and Liabilities	(5.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $35,045,030. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $36,524,128, which includes securities collateral of $15,180,049.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,420,000	$19,694,184	—
Austria	—	1,076,545	—
Belgium	666,613	2,483,572	—
Canada	21,882	36,198,692	—
Denmark	2,518,910	3,870,400	—
Finland	212,277	2,912,335	—
France	3,279,614	27,109,296	—
Germany	2,662,206	25,541,761	—
Hong Kong	85,627	5,272,226	—
Ireland	—	969,884	—
Israel	737,956	3,173,958	—
Italy	682,180	8,823,045	—
Japan	8,266,189	60,523,073	—
Netherlands	4,272,401	8,144,143	—
New Zealand	—	608,489	—
Norway	315,737	2,182,980	—
Portugal	—	578,789	—
Singapore	741,409	4,284,269	—
Spain	2,854,186	6,482,137	—
Sweden	1,170,620	10,581,927	—
Switzerland	3,461,413	23,478,810	—
United Kingdom	19,186,322	25,181,477	—
United States	934,647	367,831	—
Warrants	—	6,278	—
Rights	2,173	3,734	—
Short-Term Investments	21,676,458	—	—
	$75,168,820	$279,549,835	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.